UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06377
BNY Mellon Municipal Funds, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
8/31
Date of reporting period:
2/28/25
ITEM 1 - Reports to Stockholders
BNY Mellon AMT-Free Municipal Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class A – DMUAX
This semi-annual shareholder report contains important information about BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.67%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,913	547	5.25%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Sector Allocation (Based on Net Assets)

Medical
12.8%
Airport
10.2%
Transportation
10.1%
Education
8.4%
Water & Sewer
6.8%
Power
5.8%
General Obligation
5.4%
Nursing Homes
4.6%
School District
4.6%
Development
4.5%
Tobacco Settlement
3.7%
Housing
3.1%
Utilities
1.7%
Net Other Assets and Liabilities
18.3%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
State Allocation (Based on Net Assets)

Pennsylvania 11.0%
New York 8.6%
Texas 7.6%
Illinois 6.6%
Connecticut 5.1%
Michigan 4.9%
Florida 4.7%
California 4.0%
Wisconsin 3.8%
New Jersey 3.5%
Washington 3.4%
Massachusetts 3.1%
Alabama 3.0%
Georgia 2.9%
Arizona 2.7%
Colorado 2.6%
South Carolina 2.5%
Ohio 1.8%
Kentucky 1.6%
Louisiana 1.5%
Maryland 1.3%
District of Columbia 1.2%
Indiana 1.0%
Tennessee 1.0%
Net Other Assets and Liabilities 10.6%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0319SA0225

BNY Mellon AMT-Free Municipal Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class C – DMUCX
This semi-annual shareholder report contains important information about BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$72	1.44%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,913	547	5.25%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
State Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0350SA0225

BNY Mellon AMT-Free Municipal Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class I – DMBIX
This semi-annual shareholder report contains important information about BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.41%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,913	547	5.25%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
State Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6015SA0225

BNY Mellon AMT-Free Municipal Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class Y – DMUYX
This semi-annual shareholder report contains important information about BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$19	0.38%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,913	547	5.25%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
State Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0365SA0225

BNY Mellon AMT-Free Municipal Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class Z – DRMBX
This semi-annual shareholder report contains important information about BNY Mellon AMT-Free Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$26	0.53%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,913	547	5.25%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
State Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0125SA0225

BNY Mellon High Yield Municipal Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class A – DHYAX
This semi-annual shareholder report contains important information about BNY Mellon High Yield Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.07%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$228	165	5.01%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Sector Allocation (Based on Net Assets)

Nursing Homes
17.3%
Education
15.3%
Development
11.0%
Transportation
9.5%
Airport
7.2%
Tobacco Settlement
7.2%
Medical
5.9%
School District
3.3%
Water & Sewer
2.7%
General Obligation
2.5%
Power
2.4%
Housing
1.9%
Student Loan
1.1%
Net Other Assets and Liabilities
12.7%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
State Allocation (Based on Net Assets)

Texas 10.5%
Arizona 8.3%
New York 7.7%
Illinois 7.2%
Wisconsin 6.4%
California 6.3%
Colorado 5.2%
Washington 5.1%
U.S. Related 4.2%
Michigan 4.1%
Georgia 4.0%
Florida 3.8%
Pennsylvania 3.6%
Ohio 3.5%
Alabama 2.7%
Virginia 2.6%
District of Columbia 2.5%
Missouri 2.3%
North Carolina 1.9%
New Jersey 1.3%
Nevada 1.2%
Arkansas 1.2%
Oklahoma 1.1%
Maryland 1.1%
South Dakota 1.1%
Oregon 1.0%
Alaska 1.0%
Net Other Assets and Liabilities -0.9%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6165SA0225

BNY Mellon High Yield Municipal Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class C – DHYCX
This semi-annual shareholder report contains important information about BNY Mellon High Yield Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.87%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$228	165	5.01%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
State Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6166SA0225

BNY Mellon High Yield Municipal Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class I – DYBIX
This semi-annual shareholder report contains important information about BNY Mellon High Yield Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.84%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$228	165	5.01%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
State Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6092SA0225

BNY Mellon High Yield Municipal Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class Y – DHYYX
This semi-annual shareholder report contains important information about BNY Mellon High Yield Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$41	0.82%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$228	165	5.01%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
State Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0572SA0225

BNY Mellon High Yield Municipal Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2025
Class Z – DHMBX
This semi-annual shareholder report contains important information about BNY Mellon High Yield Municipal Bond Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$47	0.95%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$228	165	5.01%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 2/28/25 )
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
State Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6133SA0225
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon AMT-Free Municipal Bond Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
February 28, 2025

Class	Ticker
A	DMUAX
C	DMUCX
I	DMBIX
Y	DMUYX
Z	DRMBX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon AMT-Free Municipal Bond Fund
Statement of Investments
February 28, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — .5%
Collateralized Municipal-Backed Securities — .5%
Arizona Industrial Development Authority, Revenue Bonds, Ser. A	3.63	5/20/2033	5,191,938	4,997,151
California Housing Finance Agency, Revenue Bonds, Ser. A	3.25	8/20/2036	1,897,555	1,782,628
Washington Housing Finance Commission, Revenue Bonds (Sustainable Certificates) Ser. A	3.50	12/20/2035	2,829,738	2,675,477
				9,455,256
Total Bonds and Notes (cost $10,909,140)				9,455,256

Long-Term Municipal Investments — 98.7%
Alabama — 3.0%
Auburn University, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2036	1,000,000	1,003,509
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2043	11,055,000	11,289,535
Black Belt Energy Gas District, Revenue Bonds, Ser. D	5.00	11/1/2034	6,940,000	7,539,565
Jefferson County, Revenue Bonds, Refunding	5.00	9/15/2035	2,500,000	2,571,299
Jefferson County, Revenue Bonds, Refunding	5.25	10/1/2049	4,500,000	4,807,316
Jefferson County, Revenue Bonds, Refunding	5.50	10/1/2053	13,700,000	14,851,956
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 2) Ser. B(a)	4.00	12/1/2031	1,000,000	1,001,314
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. B(a)	5.25	6/1/2032	1,750,000	1,908,941
The Lower Alabama Gas District, Revenue Bonds (Gas Project)(a)	4.00	12/1/2025	5,000,000	5,017,450
University of Alabama at Birmingham, Revenue Bonds (Board of Trustees) Ser. B	4.00	10/1/2035	3,005,000	3,080,511
University of Alabama at Birmingham, Revenue Bonds (Board of Trustees) Ser. B	4.00	10/1/2037	3,595,000	3,663,159
				56,734,555
Arizona — 2.5%
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2050	1,655,000	1,523,825
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2037	4,885,000	4,931,228
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2051	10,000,000	9,188,649
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	5.00	11/1/2044	1,975,000	2,032,963
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2048	5,170,000	4,997,537
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	4,830,000	4,577,621
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A(b)	5.00	2/15/2036	1,750,000	1,755,854
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A(b)	5.00	2/15/2046	1,825,000	1,765,604
Maricopa County Industrial Development Authority, Revenue Bonds (Banner Health Obligated Group) Ser. A	5.00	1/1/2041	5,000,000	5,172,954
Maricopa County Special Health Care District, GO, Ser. D	4.00	7/1/2035	1,375,000	1,430,051
Phoenix Civic Improvement Corp., Revenue Bonds	4.00	7/1/2044	4,000,000	3,917,253
Phoenix Civic Improvement Corp., Revenue Bonds (Junior Lien Airport) Ser. B	4.00	7/1/2044	2,000,000	1,899,880

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.7% (continued)
Arizona — 2.5% (continued)
The University of Arizona, Revenue Bonds, Refunding (Stimulus Plan for Economic & Educational Development)	5.00	8/1/2037	615,000	667,529
The University of Arizona, Revenue Bonds, Refunding (Stimulus Plan for Economic & Educational Development)	5.00	8/1/2038	3,000,000	3,237,750
				47,098,698
Arkansas — .4%
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.70	5/1/2053	5,550,000	5,853,107
Pulaski County, Revenue Bonds (Arkansas Children’s Hospital)	4.25	3/1/2048	2,000,000	1,953,133
				7,806,240
California — 3.9%
Burbank-Glendale-Pasadena Airport Authority, Revenue Bonds, Ser. B	5.25	7/1/2040	2,200,000	2,429,666
California, GO, Refunding	5.00	4/1/2042	1,100,000	1,212,587
California, GO, Refunding	5.25	9/1/2047	1,500,000	1,654,733
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. D(a)	5.00	9/1/2032	5,000,000	5,448,628
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. G(a)	5.25	4/1/2030	4,000,000	4,253,494
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Kern County Tobacco Funding Corp.)	5.00	6/1/2034	5,090,000	5,091,034
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. A	4.00	10/1/2036	3,950,000	3,957,516
California Housing Finance Agency, Revenue Bonds, Ser. A	3.50	11/20/2035	5,639,324	5,502,162
California Municipal Finance Authority, Revenue Bonds (Sustainable Bond) (Orchard Park Student Housing) (Insured; Build America Mutual)	5.00	5/15/2026	350,000	358,092
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)(b)	5.00	12/1/2033	1,000,000	1,040,884
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group)(b)	5.25	12/1/2048	1,800,000	1,838,948
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding (Tobacco Settlement Asset) Ser. B	5.00	6/1/2051	6,000,000	6,225,984
Jefferson Union High School District, COP (Teacher & Staff Housing Project) (Insured; Build America Mutual)	4.00	8/1/2050	2,980,000	2,937,109
Los Angeles Department of Airports, Revenue Bonds (Sustainable Bond)	5.25	5/15/2047	5,000,000	5,284,533
Los Angeles Department of Water & Power, Revenue Bonds, Ser. B	5.00	7/1/2037	3,405,000	3,778,645
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	4.00	7/1/2046	2,780,000	2,642,580
San Francisco City & County Airport Commission, Revenue Bonds, Refunding (San Francisco International Airport) Ser. B	5.00	5/1/2041	12,500,000	12,599,083
San Francisco City & County Public Utilities Commission Power, Revenue Bonds, Refunding, Ser. B	4.00	11/1/2051	3,955,000	3,924,831
San Jose Evergreen Community College District, GO, Ser. C	4.00	9/1/2042	950,000	975,263
San Jose Evergreen Community College District, GO, Ser. C	4.00	9/1/2045	1,560,000	1,579,769
South San Francisco Unified School District, GO	4.00	9/1/2052	2,195,000	2,190,630
				74,926,171
Colorado — 2.6%
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities & Services Obligated Group)	5.00	12/1/2048	6,000,000	6,046,985
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities)	5.00	12/1/2043	6,885,000	6,986,081
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	5.00	8/1/2044	6,500,000	6,678,767

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.7% (continued)
Colorado — 2.6% (continued)
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Intermountain Healthcare Obligated Group) Ser. A	4.00	5/15/2052	4,245,000	4,061,536
Colorado Health Facilities Authority, Revenue Bonds, Refunding (School Health System) Ser. A	4.00	1/1/2036	7,525,000	7,664,543
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2048	5,000,000	5,078,552
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2043	4,000,000	4,157,770
Denver Convention Center Hotel Authority, Revenue Bonds, Refunding	5.00	12/1/2027	3,860,000	3,958,758
Denver Convention Center Hotel Authority, Revenue Bonds, Refunding	5.00	12/1/2031	1,500,000	1,531,075
Denver Convention Center Hotel Authority, Revenue Bonds, Refunding	5.00	12/1/2036	1,315,000	1,334,647
Regional Transportation District, Revenue Bonds, Refunding (Denver Transit Partners) Ser. A	4.00	7/15/2034	2,000,000	2,031,721
				49,530,435
Connecticut — 5.1%
Connecticut, Revenue Bonds, Ser. A	4.00	9/1/2035	5,000,000	5,047,818
Connecticut, Revenue Bonds, Ser. A	4.00	5/1/2036	1,000,000	1,040,977
Connecticut, Revenue Bonds, Ser. A	4.00	5/1/2037	1,500,000	1,552,472
Connecticut, GO (Sustainable Bond) Ser. F	5.00	11/15/2042	2,000,000	2,188,023
Connecticut Bradley International Airport, Revenue Bonds, Ser. A	5.00	7/1/2049	2,500,000	2,521,842
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Hartford HealthCare Obligated Group)	5.00	7/1/2045	2,500,000	2,501,609
Connecticut Health & Educational Facilities Authority, Revenue Bonds (The Greenwich Academy) Ser. G	4.00	3/1/2041	1,170,000	1,188,856
Connecticut Health & Educational Facilities Authority, Revenue Bonds (The Stamford Hospital Obligated Group) Ser. K	4.00	7/1/2046	2,270,000	2,101,210
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Connecticut College) Ser. L1	4.00	7/1/2046	2,000,000	1,907,652
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Fairfield University) Ser. T	4.00	7/1/2055	1,845,000	1,725,194
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Quinnipiac University) Ser. L	5.00	7/1/2036	5,000,000	5,021,288
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. L1	4.00	7/1/2030	865,000	892,914
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Trustees of Trinity College) Ser. R	4.00	6/1/2045	925,000	906,401
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Trinity Health Corp. Obligated Group)	5.00	12/1/2045	7,500,000	7,573,690
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Church Home of Hartford Project) Ser. A(b)	5.00	9/1/2046	1,000,000	990,058
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Church Home of Hartford Project) Ser. A(b)	5.00	9/1/2053	1,500,000	1,439,619
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Covenant Home) Ser. B	5.00	12/1/2040	4,020,000	4,041,044
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Fairfield University) Ser. Q1	5.00	7/1/2046	1,000,000	1,007,033
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Fairfield University) Ser. U	4.00	7/1/2052	2,000,000	1,865,154
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Hartford HealthCare Obligated Group) Ser. A	4.00	7/1/2040	500,000	485,110
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Hartford HealthCare Project) Ser. A	4.00	7/1/2046	945,000	880,580
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Quinnipiac University) Ser. M	5.00	7/1/2036	200,000	204,022

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.7% (continued)
Connecticut — 5.1% (continued)
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Sacred Heart University) Ser. I1	5.00	7/1/2042	2,000,000	2,041,407
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Greenwich Academy) (Insured; Assured Guaranty Municipal Corp.) Ser. E	5.25	3/1/2032	6,880,000	7,570,823
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. L1	4.00	7/1/2029	500,000	513,860
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding, Ser. S	4.00	6/1/2046	2,250,000	2,203,363
Connecticut Higher Education Supplement Loan Authority, Revenue Bonds, Ser. B	3.25	11/15/2036	1,240,000	1,136,395
Connecticut Housing Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. D1	3.00	5/15/2051	2,075,000	2,041,646
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. A1	3.65	11/15/2032	1,455,000	1,460,551
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. C1	3.25	5/15/2044	3,635,000	3,603,700
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. C1	4.00	11/15/2047	690,000	691,681
Greater New Haven Water Pollution Control Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. A	5.00	8/15/2035	25,000	25,023
Harbor Point Infrastructure Improvement District, Tax Allocation Bonds, Refunding (Harbor Point Project)(b)	5.00	4/1/2039	4,000,000	4,046,176
New Haven, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	8/1/2039	3,000,000	3,144,980
Norwalk, GO, Ser. A	3.00	7/15/2037	1,070,000	1,001,608
South Central Connecticut Regional Water Authority, Revenue Bonds, Refunding, Ser. B	5.00	8/1/2038	2,000,000	2,045,887
South Central Connecticut Regional Water Authority, Revenue Bonds, Refunding, Ser. B1	5.00	8/1/2041	2,445,000	2,554,401
The Metropolitan District, GO, Refunding, Ser. A	4.00	9/1/2039	4,000,000	4,087,509
University of Connecticut, Revenue Bonds, Ser. A	5.25	11/15/2047	4,000,000	4,158,708
Waterbury, GO, Ser. A	4.00	2/1/2039	2,200,000	2,236,347
Waterbury, GO, Ser. A	4.00	2/1/2045	5,750,000	5,619,912
				97,266,543
District of Columbia — 1.2%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2035	2,000,000	2,061,552
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. A	5.00	10/1/2037	2,000,000	2,118,700
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2049	1,000,000	934,201
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2038	2,855,000	2,854,765
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2035	2,000,000	2,036,808
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2038	4,000,000	4,148,120
Washington Metropolitan Area Transit Authority, Revenue Bonds (Sustainable Bond)	5.25	7/15/2053	3,000,000	3,255,739
Washington Metropolitan Area Transit Authority, Revenue Bonds (Sustainable Bond) Ser. A	4.00	7/15/2039	3,500,000	3,567,723
Washington Metropolitan Area Transit Authority, Revenue Bonds (Sustainable Bond) Ser. A	4.13	7/15/2047	2,000,000	1,982,592
				22,960,200
Florida — 4.7%
Broward County Airport System, Revenue Bonds	5.00	10/1/2047	5,000,000	5,054,757
Central Florida Expressway Authority, Revenue Bonds, Refunding	5.00	7/1/2042	1,000,000	1,028,756
Escambia County, Revenue Bonds	5.00	10/1/2046	5,000,000	5,134,096
Florida Higher Educational Facilities Financial Authority, Revenue Bonds, Refunding (Nova Southeastern University Project)	5.00	4/1/2035	1,500,000	1,521,997

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.7% (continued)
Florida — 4.7% (continued)
Florida Housing Finance Corp., Revenue Bonds (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. 2	3.00	7/1/2051	1,135,000	1,121,029
Florida Municipal Power Agency, Revenue Bonds, Ser. A	3.00	10/1/2032	1,360,000	1,291,026
Hillsborough County Aviation Authority, Revenue Bonds (Tampa International Airport)	5.00	10/1/2034	2,110,000	2,265,394
Hillsborough County Aviation Authority, Revenue Bonds (Tampa International Airport) Ser. A	5.00	10/1/2044	3,500,000	3,512,106
Hillsborough County Industrial Development Authority, Revenue Bonds, Refunding (BayCare Obligated Group) Ser. C	4.13	11/15/2051	5,000,000	4,762,863
Jacksonville, Revenue Bonds, Refunding (Brooks Rehabilitation Project)	4.00	11/1/2045	6,000,000	5,508,860
JEA Electric System, Revenue Bonds, Refunding, Ser. 3A	4.00	10/1/2037	2,850,000	2,885,611
JEA Water & Sewer System, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2039	1,500,000	1,521,774
Miami Beach Stormwater, Revenue Bonds, Refunding	5.00	9/1/2047	4,500,000	4,535,084
Mid-Bay Bridge Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2040	1,500,000	1,507,639
Orange County Health Facilities Authority, Revenue Bonds (Orlando Health Obligated Group) Ser. A	5.00	10/1/2053	2,715,000	2,842,167
Palm Beach County Health Facilities Authority, Revenue Bonds (ACTS Retirement- Life Communities Obligated Group)	5.00	11/15/2045	11,500,000	11,776,979
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	4.00	8/15/2049	12,215,000	11,486,323
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2037	1,000,000	1,058,220
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2038	1,200,000	1,265,292
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2039	1,000,000	1,050,614
Polk County Utility System, Revenue Bonds, Refunding	4.00	10/1/2043	2,700,000	2,724,665
St. Johns County School Board, COP (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.50	7/1/2049	3,250,000	3,577,337
Sunshine Skyway Bridge, Revenue Bonds, Ser. A	4.00	7/1/2034	5,650,000	5,794,191
Sunshine Skyway Bridge, Revenue Bonds, Ser. A	4.00	7/1/2035	5,875,000	6,007,627
Tampa, Revenue Bonds (BayCare Obligated Group) Ser. A	5.00	11/15/2046	1,000,000	1,008,345
				90,242,752
Georgia — 2.9%
Fulton County Development Authority, Revenue Bonds, Ser. A	5.00	4/1/2036	1,000,000	1,032,247
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	5.00	1/1/2038	1,100,000	1,153,284
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project)	5.00	1/1/2039	1,000,000	1,046,940
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	7/1/2052	3,000,000	3,144,583
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	7/1/2052	2,865,000	3,008,603
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2055	5,000,000	5,259,422
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.25	1/1/2054	5,755,000	6,195,340
Main Street Natural Gas, Revenue Bonds, Ser. A(a)	5.00	6/1/2030	5,000,000	5,253,641
Main Street Natural Gas, Revenue Bonds, Ser. B(a)	5.00	6/1/2029	2,000,000	2,090,899
Main Street Natural Gas, Revenue Bonds, Ser. C(a)	4.00	9/1/2026	17,000,000	17,101,757
Main Street Natural Gas, Revenue Bonds, Ser. C(a)	5.00	9/1/2030	4,250,000	4,512,571

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.7% (continued)
Georgia — 2.9% (continued)
Main Street Natural Gas, Revenue Bonds, Ser. D(a)	5.00	12/1/2030	3,000,000	3,161,409
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.25	7/1/2040	1,750,000	1,756,395
				54,717,091
Hawaii — .3%
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2043	5,000,000	5,109,188
Honolulu County, GO, Ser. C	4.00	7/1/2039	1,000,000	1,014,576
				6,123,764
Idaho — .4%
Power County Industrial Development Corp., Revenue Bonds (FMC Corp. Project)	6.45	8/1/2032	7,625,000	7,649,408
Illinois — 6.6%
Chicago, GO, Ser. A	5.00	1/1/2043	2,130,000	2,187,488
Chicago, GO, Ser. A	5.00	1/1/2045	6,300,000	6,424,959
Chicago Board of Education, GO, Ser. A	6.00	12/1/2049	5,000,000	5,410,183
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2029	2,000,000	2,097,606
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2034	1,000,000	1,039,154
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2035	1,000,000	1,037,451
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	12/1/2030	3,000,000	3,137,250
Chicago Board of Education, Revenue Bonds	5.00	4/1/2042	4,000,000	4,071,472
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2036	4,000,000	4,357,794
Chicago O’Hare International Airport, Revenue Bonds, Ser. A	5.50	1/1/2055	2,000,000	2,115,828
Chicago O’Hare International Airport, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. D	5.00	1/1/2039	6,530,000	7,148,190
Chicago Park District, GO, Refunding, Ser. A	5.00	1/1/2045	4,000,000	4,192,373
Chicago Park District, GO, Refunding, Ser. A	5.25	1/1/2046	2,500,000	2,670,232
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2037	1,350,000	1,468,946
Chicago Transit Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2055	2,500,000	2,573,242
Chicago Wastewater Transmission, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	1/1/2040	1,000,000	1,106,257
Chicago Wastewater Transmission, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	1/1/2043	2,000,000	2,174,836
Chicago Waterworks, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2039	6,730,000	7,511,778
Cook County, Revenue Bonds, Refunding	5.00	11/15/2036	2,000,000	2,090,344
Cook County, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2040	2,500,000	2,493,887
Cook County, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2031	1,250,000	1,383,055
Illinois Finance Authority, Revenue Bonds (Sustainable Bond)	4.00	7/1/2038	4,500,000	4,567,242
Illinois Finance Authority, Revenue Bonds (University of Illinois at Urbana)	5.00	10/1/2044	1,100,000	1,136,079
Illinois Finance Authority, Revenue Bonds (University of Illinois at Urbana)	5.00	10/1/2049	1,250,000	1,279,537
Illinois Finance Authority, Revenue Bonds, Refunding (Advocate Health Care Project)	4.00	11/1/2030	670,000	679,096
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. A	5.00	11/15/2045	4,000,000	4,006,760
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	4.00	4/1/2050	12,740,000	12,059,943
Illinois Housing Development Authority, Revenue Bonds (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	4/1/2051	3,130,000	3,086,305
Illinois Toll Highway Authority, Revenue Bonds, Ser. A	5.00	1/1/2041	4,500,000	4,843,571
Illinois Toll Highway Authority, Revenue Bonds, Ser. B	5.00	1/1/2036	1,500,000	1,521,862

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.7% (continued)
Illinois — 6.6% (continued)
Metropolitan Water Reclamation District of Greater Chicago, GO (Sustainable Bond) Ser. A	5.00	12/1/2044	4,000,000	4,385,441
Northern Illinois University, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. B	4.00	4/1/2035	600,000	606,546
Northern Illinois University, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. B	4.00	4/1/2036	650,000	655,274
Sales Tax Securitization Corp., Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	4.00	1/1/2040	12,350,000	12,353,615
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2039	3,015,000	3,042,293
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2033	1,500,000	1,686,914
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	3,300,000	3,725,518
				126,328,321
Indiana — 1.0%
Ball University, Revenue Bonds, Refunding, Ser. S	4.00	7/1/2035	1,200,000	1,220,636
Indiana Finance Authority, Revenue Bonds, Refunding (CWA Authority Project) Ser. 1	4.00	10/1/2035	1,000,000	1,035,905
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit Group)	5.00	11/15/2036	3,890,000	3,927,598
Indiana Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	3,765,000	3,845,880
Indiana Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2037	2,500,000	2,552,069
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds	4.13	2/1/2052	2,640,000	2,567,170
Richmond Hospital Authority, Revenue Bonds, Refunding (Reid Hospital & Health Care Services) Ser. A	5.00	1/1/2035	3,400,000	3,402,272
				18,551,530
Iowa — .8%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)(c)	5.00	12/1/2032	5,000,000	5,770,605
Iowa Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	1/1/2047	5,020,000	4,965,508
Iowa Student Loan Liquidity Corp., Revenue Bonds, Ser. B	5.00	12/1/2032	1,000,000	1,073,955
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. B1	4.00	6/1/2049	320,000	314,613
PEFA, Revenue Bonds (Gas Project)(a)	5.00	9/1/2026	3,000,000	3,064,855
				15,189,536
Kentucky — 1.6%
Kentucky Economic Development Finance Authority, Revenue Bonds, Refunding (Louisville Arena Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2047	1,660,000	1,660,840
Kentucky Public Energy Authority, Revenue Bonds, Ser. A1(a)	4.00	8/1/2030	9,305,000	9,382,583
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. A1(a)	5.25	2/1/2032	15,900,000	17,302,140
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. B(a)	5.00	8/1/2032	1,685,000	1,814,584
				30,160,147
Louisiana — 1.5%
Lafayette Utilities, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	11/1/2044	3,000,000	3,088,358
Louisiana Public Facilities Authority, Revenue Bonds (Calcasieu Bridge Partners)	5.50	9/1/2059	5,000,000	5,355,310
Louisiana Public Facilities Authority, Revenue Bonds (Franciscan Missionaries of Our Lady Health System Obligated Group) Ser. A	5.00	7/1/2047	8,500,000	8,572,347
New Orleans Aviation Board, Revenue Bonds (General Airport-N Terminal Project) Ser. A	5.00	1/1/2048	3,500,000	3,538,918
New Orleans Aviation Board, Revenue Bonds, Refunding (Consolidated Rental Car Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2037	1,750,000	1,830,799
New Orleans Aviation Board, Revenue Bonds, Refunding (Consolidated Rental Car Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2038	1,500,000	1,567,196

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.7% (continued)
Louisiana — 1.5% (continued)
New Orleans Aviation Board, Revenue Bonds (Parking Facilities Corp.) (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/2048	2,375,000	2,431,916
St. John the Baptist Parish, Revenue Bonds, Refunding (Marathon Oil Corp.)(a)	2.20	7/1/2026	2,000,000	1,973,464
				28,358,308
Maryland — 1.3%
Maryland Economic Development Corp., Revenue Bonds (College Park Leonardtown Project) (Insured; Assured Guaranty Municipal Corp.)	5.25	7/1/2064	1,850,000	1,946,991
Maryland Economic Development Corp., Revenue Bonds (Sustainable Bond) (Purple Line Transit Partners) Ser. B	5.25	6/30/2055	9,175,000	9,510,480
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (MedStar Health Inc.)	5.00	8/15/2038	5,000,000	5,003,425
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Maryland Medical System Obligated Group) Ser. B2(a)	5.00	7/1/2027	4,000,000	4,137,557
Maryland Stadium Authority, Revenue Bonds	4.00	6/1/2049	4,850,000	4,687,732
				25,286,185
Massachusetts — 3.1%
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2039	1,000,000	1,006,423
Massachusetts, GO, Ser. C	3.00	3/1/2047	1,350,000	1,078,617
Massachusetts, GO, Ser. C	5.25	10/1/2052	2,000,000	2,162,332
Massachusetts Development Finance Agency, Revenue Bonds (Baystate Medical Center Obligated Group) Ser. N	5.00	7/1/2034	1,475,000	1,476,678
Massachusetts Development Finance Agency, Revenue Bonds (Dana-Farber Cancer Institute Obligated Group) Ser. N	5.00	12/1/2041	1,000,000	1,019,465
Massachusetts Development Finance Agency, Revenue Bonds (Dana-Farber Cancer Institute Obligated Group) Ser. N	5.00	12/1/2046	2,000,000	2,024,740
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Obligated Group)(b)	5.00	10/1/2057	1,500,000	1,500,331
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University) Ser. A	4.00	7/1/2045	1,250,000	1,065,275
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (The Broad Institute)	5.00	4/1/2037	1,000,000	1,041,254
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Trustees of Boston University) Ser. FF	4.00	10/1/2046	1,990,000	1,963,520
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group)	5.00	7/1/2046	1,000,000	1,003,907
Massachusetts Development Finance Agency, Revenue Bonds (Boston College) Ser. BB1	4.00	10/1/2046	550,000	541,448
Massachusetts Development Finance Agency, Revenue Bonds (Caregroup) Ser. J1	5.00	7/1/2043	1,295,000	1,330,279
Massachusetts Development Finance Agency, Revenue Bonds (Linden Ponds Inc.)(b)	5.13	11/15/2046	1,500,000	1,536,768
Massachusetts Development Finance Agency, Revenue Bonds (Seven Hills Foundation & Affiliates Obligated Group) Ser. A	5.00	9/1/2045	1,500,000	1,501,879
Massachusetts Development Finance Agency, Revenue Bonds (Suffolk University Project)	4.00	7/1/2046	500,000	422,168
Massachusetts Development Finance Agency, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. C	4.00	11/1/2046	2,265,000	2,167,308
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Boston Medical Center) Ser. E	5.00	7/1/2037	1,000,000	1,010,026
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Caregroup) Ser. H1	5.00	7/1/2033	500,000	502,594
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Caregroup) Ser. I	5.00	7/1/2037	1,500,000	1,528,468
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (College of the Holy Cross) Ser. A	5.00	9/1/2041	800,000	815,684

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.7% (continued)
Massachusetts — 3.1% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Lahey Health System Obligated Group) Ser. F	5.00	8/15/2040	2,000,000	2,010,408
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Inc.)(b)	5.00	10/1/2047	1,000,000	1,004,101
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Orchard Cove Inc.)	5.00	10/1/2049	700,000	710,048
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Salem Community Corp.)	5.25	1/1/2050	1,000,000	974,592
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (South Shore Hospital Obligated Group) Ser. I	5.00	7/1/2041	1,000,000	1,003,807
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2035	1,000,000	1,009,914
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2036	755,000	761,526
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2036	450,000	456,940
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Sustainable Bond) (Boston Medical Center)	4.38	7/1/2052	3,000,000	2,833,744
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group)	5.00	7/1/2031	1,000,000	1,035,183
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (WGBH Educational Foundation)	5.00	1/1/2040	1,000,000	1,017,394
Massachusetts Educational Financing Authority, Revenue Bonds, Ser. B	5.00	7/1/2029	1,450,000	1,524,293
Massachusetts Housing Finance Agency, Revenue Bonds, Ser. B	4.50	6/1/2056	2,500,000	2,479,426
Massachusetts Municipal Wholesale Electric Co., Revenue Bonds (Project 2015-A) Ser. A	4.00	7/1/2051	1,000,000	939,914
Massachusetts Port Authority, Revenue Bonds, Ser. E	5.00	7/1/2040	1,000,000	1,061,550
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2042	1,000,000	1,013,619
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. B	4.00	7/1/2046	2,500,000	2,343,354
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2040	1,215,000	1,289,783
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2044	2,000,000	2,054,122
Massachusetts Transportation Fund, Revenue Bonds	5.00	6/1/2049	1,265,000	1,315,286
Massachusetts Transportation Fund, Revenue Bonds, Ser. A	5.00	6/1/2041	1,500,000	1,525,512
Massachusetts Transportation Fund, Revenue Bonds (Sustainable Bond)	5.00	6/1/2050	1,000,000	1,052,910
University of Massachusetts Building Authority, Revenue Bonds, Ser. 1	4.00	11/1/2046	2,130,000	2,087,916
University of Massachusetts Building Authority, Revenue Bonds, Ser. 1	5.00	11/1/2050	1,220,000	1,270,752
				59,475,258
Michigan — 4.9%
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2041	2,250,000	2,440,445
Great Lakes Water Authority Sewage Disposal System, Revenue Bonds (Sustainable Bond) Ser. C	5.25	7/1/2053	1,250,000	1,360,516
Great Lakes Water Authority Water Supply System, Revenue Bonds, Ser. B	5.00	7/1/2046	19,995,000	20,187,036
Great Lakes Water Authority Water Supply System, Revenue Bonds, Ser. B	5.25	7/1/2053	2,250,000	2,448,930
Karegnondi Water Authority, Revenue Bonds, Refunding	5.00	11/1/2041	2,620,000	2,699,864
Karegnondi Water Authority, Revenue Bonds, Refunding	5.00	11/1/2045	4,690,000	4,795,234
Lansing Board of Water & Light, Revenue Bonds, Ser. B(a)	2.00	7/1/2026	5,500,000	5,366,231
Michigan Building Authority, Revenue Bonds, Refunding, Ser. I	5.00	10/15/2045	2,000,000	2,013,186
Michigan Finance Authority, Revenue Bonds (McLaren Health Care)	4.00	2/15/2050	4,970,000	4,577,444
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2049	3,550,000	3,293,168
Michigan Finance Authority, Revenue Bonds (Sustainable Bond) (Henry Ford)	4.38	2/28/2054	2,000,000	1,917,993
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont-Spectrum)	5.00	4/15/2038	7,135,000	7,810,207

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.7% (continued)
Michigan — 4.9% (continued)
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. D1	5.00	7/1/2035	1,190,000	1,195,797
Michigan Housing Development Authority, Revenue Bonds, Ser. A	3.50	12/1/2050	770,000	768,328
Michigan Strategic Fund, Revenue Bonds (AMT-I-75 Improvement Project)	5.00	12/31/2043	6,800,000	6,904,312
Michigan Trunk Line, Revenue Bonds (State Trunk Line Fund Bond)	4.00	11/15/2046	14,435,000	14,249,060
Pontiac School District, GO (Insured; Qualified School Board Loan Fund)	4.00	5/1/2045	2,440,000	2,385,309
Wayne County Airport Authority, Revenue Bonds (Detroit Metropolitan Wayne County Airport)	5.00	12/1/2038	5,000,000	5,284,519
Wayne County Airport Authority, Revenue Bonds, Ser. D	5.00	12/1/2045	4,000,000	4,016,703
				93,714,282
Minnesota — .9%
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds, Ser. A	4.00	1/1/2054	12,000,000	11,595,092
Minnesota Agricultural & Economic Development Board, Revenue Bonds (HealthPartners Obligated Group)	5.25	1/1/2054	4,500,000	4,793,836
Minnesota Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. E	3.50	7/1/2050	1,635,000	1,631,340
				18,020,268
Mississippi — .1%
Mississippi Home Corp., Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. A	3.75	6/1/2049	2,165,000	2,171,376
Missouri — .5%
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (CoxHealth Obligated Group) Ser. A	5.00	11/15/2030	5,725,000	5,789,997
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Lukes Health System Obligated Group) Ser. A	5.00	11/15/2043	1,000,000	1,031,183
St. Louis County Industrial Development Authority, Revenue Bonds, Refunding (Friendship Village St. Louis Obligated Group)	5.00	9/1/2048	2,250,000	2,236,901
				9,058,081
Nebraska — .6%
Omaha Public Power District, Revenue Bonds, Ser. A	5.25	2/1/2052	4,000,000	4,284,878
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2041	3,050,000	3,103,972
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2038	3,655,000	3,733,039
				11,121,889
Nevada — .9%
Clark County, GO, Ser. A	5.00	6/1/2043	2,500,000	2,594,942
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	6/15/2037	1,700,000	1,733,815
Clark County School District, GO, Ser. A	5.00	6/15/2039	5,000,000	5,481,442
Nevada Highway Improvement, Revenue Bonds, Ser. D	3.00	12/1/2043	3,625,000	3,103,693
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project)	5.00	6/1/2048	3,000,000	3,087,386
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project) Ser. C(b),(d)	0.00	7/1/2058	15,000,000	2,257,187
				18,258,465
New Hampshire — .3%
New Hampshire Business Finance Authority, Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	4.50	6/1/2053	1,550,000	1,555,478
New Hampshire Business Finance Authority, Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	5.00	12/1/2038	665,000	730,516
New Hampshire Business Finance Authority, Revenue Bonds (University of Nevada Reno Project) (Insured; Build America Mutual) Ser. A	5.25	12/1/2039	790,000	872,014
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Covanta Project) Ser. B(b)	4.63	11/1/2042	2,000,000	1,889,463
				5,047,471

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.7% (continued)
New Jersey — 3.5%
New Jersey Economic Development Authority, Revenue Bonds (Continental Airlines Project)	5.25	9/15/2029	7,245,000	7,253,358
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (RWJ Barnabas Health Obligated Group)	4.00	7/1/2051	7,220,000	6,931,255
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2029	2,000,000	2,113,392
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2032	1,200,000	1,287,916
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.00	6/15/2044	3,000,000	3,102,313
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.25	6/15/2050	4,500,000	4,851,074
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	4.25	6/15/2044	2,000,000	2,008,557
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2042	2,000,000	2,205,785
New Jersey Turnpike Authority, Revenue Bonds, Ser. B	4.13	1/1/2054	1,300,000	1,296,157
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2036	5,000,000	5,157,642
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2037	5,000,000	5,148,885
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	24,145,000	24,416,805
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	1,860,000	1,897,602
				67,670,741
New Mexico — .3%
New Mexico Mortgage Finance Authority, Revenue Bonds (Insured; GNMA,FNMA, FHLMC) Ser. E	4.60	9/1/2049	5,000,000	5,052,818
New York — 8.6%
Empire State Development Corp., Revenue Bonds (Personal Income Tax) Ser. A	4.00	3/15/2039	1,160,000	1,173,074
Empire State Development Corp., Revenue Bonds, Refunding (Personal Income Tax)	4.00	3/15/2042	4,810,000	4,804,244
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. C1	5.00	11/15/2050	5,000,000	5,141,293
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2051	5,000,000	5,000,264
New York City, GO, Ser. C	4.00	8/1/2040	1,500,000	1,515,002
New York City, GO, Ser. C	4.00	8/1/2041	1,000,000	1,004,433
New York City, GO, Ser. D1	4.00	3/1/2041	5,220,000	5,241,652
New York City, GO, Ser. D1	4.00	3/1/2050	7,210,000	6,907,380
New York City, GO, Ser. F1	4.00	3/1/2047	1,400,000	1,363,299
New York City, GO, Refunding, Ser. F1	5.00	8/1/2038	1,000,000	1,126,852
New York City Housing Development Corp., Revenue Bonds (Sustainable Bond) (Insured; Federal Housing Administration) Ser. F2(a)	0.60	7/1/2025	980,000	970,400
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	1/1/2032	1,000,000	1,035,832
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. CC1	4.25	6/15/2054	5,865,000	5,753,597
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. DD	4.13	6/15/2047	1,840,000	1,840,207
New York City Transitional Finance Authority, Revenue Bonds	4.00	5/1/2036	6,780,000	6,992,451
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project) Ser. 1(b)	5.00	11/15/2044	11,500,000	11,507,407
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	3,500,000	4,069,343
New York State Dormitory Authority, Revenue Bonds (New York University) (Insured; National Public Finance Guarantee Corp.) Ser. A	5.75	7/1/2027	2,150,000	2,229,259
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A(c)	5.00	10/1/2028	10,000	10,770

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.7% (continued)
New York — 8.6% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. E(c)	4.00	3/15/2032	5,000	5,400
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. E(c)	4.00	3/15/2032	290,000	313,192
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. E	4.00	3/15/2040	4,705,000	4,758,419
New York State Thruway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	1/1/2045	7,665,000	7,453,515
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. A1	4.00	3/15/2036	3,380,000	3,497,575
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.00	1/1/2036	7,035,000	6,852,827
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.38	10/1/2045	7,125,000	6,959,867
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2032	2,810,000	2,903,145
New York Transportation Development Corp., Revenue Bonds (JFK International Airport Terminal)	5.00	12/1/2036	2,455,000	2,623,304
New York Transportation Development Corp., Revenue Bonds (JFK International Airport Terminal)	5.00	12/1/2040	3,000,000	3,148,529
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	6,500,000	6,499,940
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (JFK International Airport Terminal One Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	6/30/2054	11,755,000	12,155,535
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (JFK International Airport Terminal) (Insured; Assured Guaranty Municipal Corp.)	5.00	6/30/2049	2,500,000	2,581,681
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Airport Terminal)	5.00	12/1/2035	1,750,000	1,891,061
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 236	5.00	1/15/2052	3,000,000	3,102,839
Triborough Bridge & Tunnel Authority, Revenue Bonds (MTA Bridges & Tunnels) Ser. A	5.00	11/15/2049	2,000,000	2,089,946
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A1	4.13	5/15/2064	4,000,000	3,795,733
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A1	5.25	5/15/2059	5,000,000	5,387,371
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. C3	3.00	5/15/2051	10,000,000	7,625,984
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges & Tunnels) Ser. C2	5.00	11/15/2042	8,500,000	8,820,066
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. C	5.25	5/15/2052	5,000,000	5,389,885
				165,542,573
North Carolina — .6%
Greater Asheville Regional Airport Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/2029	1,160,000	1,231,460
North Carolina Housing Finance Agency, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. 45	3.00	7/1/2051	3,675,000	3,623,873
North Carolina Medical Care Commission, Revenue Bonds (Twin Lakes Community) Ser. A	5.00	1/1/2044	2,000,000	2,030,685
North Carolina Medical Care Commission, Revenue Bonds (Twin Lakes Community) Ser. A	5.00	1/1/2049	3,000,000	3,027,301
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2039	2,000,000	2,051,785
				11,965,104
North Dakota — .2%
North Dakota Housing Finance Agency, Revenue Bonds (Sustainable Bond) Ser. C	5.00	7/1/2042	1,500,000	1,616,045
University of North Dakota, COP (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	6/1/2051	2,500,000	2,351,408
				3,967,453
Ohio — 1.8%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2048	16,000,000	14,530,838
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.25	2/15/2047	4,500,000	4,559,332

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.7% (continued)
Ohio — 1.8% (continued)
Hamilton County Sewer System, Revenue Bonds (The Metropolitan Sewer District of Greater Cincinnati) Ser. A	5.00	12/1/2053	3,750,000	4,011,711
Ohio, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2036	1,045,000	1,123,981
Ohio, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2037	1,315,000	1,409,843
Ohio Housing Finance Agency, Revenue Bonds (Insured; GNMA,FNMA, FHLMC) Ser. A	3.75	9/1/2050	3,100,000	3,110,437
Warren County, Revenue Bonds, Refunding (Otterbein Homes Obligated Group)	5.00	7/1/2049	2,000,000	2,064,372
Warren County, Revenue Bonds, Refunding (Otterbein Homes Obligated Group)	5.00	7/1/2054	3,000,000	3,086,844
				33,897,358
Oklahoma — .5%
Oklahoma Water Resources Board, Revenue Bonds, Ser. B	4.00	10/1/2048	8,015,000	7,871,116
The Oklahoma University, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	4.13	7/1/2054	2,500,000	2,462,024
				10,333,140
Oregon — .9%
Port of Portland, Revenue Bonds, Refunding (Sustainable Bond) Ser. 29	5.50	7/1/2053	11,750,000	12,643,874
Portland Sewer System, Revenue Bonds, Ser. A	3.00	3/1/2036	5,040,000	4,854,300
				17,498,174
Pennsylvania — 11.0%
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	4.00	7/15/2035	2,000,000	2,030,621
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)(b)	5.00	5/1/2033	500,000	510,257
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)(b)	5.00	5/1/2042	1,000,000	1,001,599
Allentown School District, GO (Insured; Build America Mutual) Ser. C	5.00	2/1/2037	1,600,000	1,682,532
Berks County Industrial Development Authority, Revenue Bonds, Refunding (Highlands at Wyomissing Obligated Group)	5.00	5/15/2042	500,000	503,995
Berks County Industrial Development Authority, Revenue Bonds, Refunding (Highlands at Wyomissing Obligated Group)	5.00	5/15/2047	600,000	601,779
Chester County Health & Education Facilities Authority, Revenue Bonds (Main Line Health System Obligated Group) Ser. A	4.00	9/1/2050	7,300,000	6,843,022
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2032	1,845,000	2,038,898
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement Payment)	5.00	6/1/2034	1,000,000	1,053,429
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement Payment)	5.00	6/1/2035	3,500,000	3,679,326
Cumberland County Municipal Authority, Revenue Bonds, Refunding (Diakon Lutheran Social Ministries Obligated Group)	5.00	1/1/2038	340,000	340,150
Delaware County Authority, Revenue Bonds (Villanova University)	5.00	8/1/2040	1,000,000	1,006,192
East Hempfield Township Industrial Development Authority, Revenue Bonds, Refunding (Willow Valley Communities Project)	5.00	12/1/2039	600,000	603,276
Franklin County Industrial Development Authority, Revenue Bonds, Refunding (Menno-Haven Project)	5.00	12/1/2048	1,000,000	942,644
Franklin County Industrial Development Authority, Revenue Bonds (Menno-Haven Project)	5.00	12/1/2049	500,000	468,648
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group)(a)	5.00	4/1/2030	1,000,000	1,078,274
Geisinger Authority, Revenue Bonds, Refunding (Geisinger Health System Obligated Group) Ser. A	5.00	6/1/2041	2,500,000	2,504,294
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Masonic Villages of the Grand Lodge of Pennsylvania)	5.00	11/1/2035	1,000,000	1,000,045

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.7% (continued)
Pennsylvania — 11.0% (continued)
Lancaster County Hospital Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group)	5.00	8/15/2046	9,185,000	9,295,551
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Brethren Village Project)	5.13	7/1/2037	1,000,000	1,006,254
Lancaster County Hospital Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group)	5.00	8/15/2042	7,040,000	7,147,646
Lehigh County General Purpose Authority, Revenue Bonds (Lehigh Valley Academy Regional Charter School)	4.00	6/1/2052	1,000,000	845,792
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)(a)	2.45	12/3/2029	4,250,000	3,864,201
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Philadelphia Presbytery Homes Project)	5.00	12/1/2047	1,000,000	1,004,407
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Project)	4.00	9/1/2034	1,000,000	1,009,175
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2036	8,200,000	8,341,451
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (Meadowood Senior Living Project) Ser. A	5.00	12/1/2048	1,000,000	1,004,446
Montgomery County Industrial Development Authority, Revenue Bonds, Refunding (Waverly Heights Project)	5.00	12/1/2049	500,000	501,273
Pennsylvania, GO	4.00	3/1/2037	1,525,000	1,541,907
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (Presbyterian Homes Obligated Group)	4.00	7/1/2033	1,750,000	1,767,539
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Sustainable Bond) (Covanta Project)(b)	3.25	8/1/2039	850,000	700,960
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/31/2057	8,910,000	9,177,484
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group)	4.00	3/15/2034	1,000,000	1,003,189
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	4.00	10/15/2041	275,000	269,519
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Obligated Group) Ser. A	5.00	10/15/2036	1,250,000	1,376,626
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University)	5.00	5/1/2035	1,750,000	1,768,070
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Drexel University)	5.00	5/1/2041	1,000,000	1,012,655
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group) Ser. A	5.00	9/1/2030	1,000,000	1,000,000
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group) Ser. A	5.00	9/1/2045	1,500,000	1,500,000
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences in Philadelphia)	5.00	11/1/2031	1,000,000	1,010,410
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2043	6,500,000	7,215,478
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	4.00	12/1/2042	3,725,000	3,741,906
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	5.25	12/1/2052	1,000,000	1,083,097
Pennsylvania Turnpike Commission Oil Franchise, Revenue Bonds, Ser. B	5.25	12/1/2048	21,855,000	22,752,784
Pennsylvania Turnpike Commission Oil Franchise, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2046	9,250,000	9,919,647
Philadelphia, GO, Ser. A	4.00	5/1/2042	1,400,000	1,392,014
Philadelphia Airport, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2047	5,040,000	5,135,692
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2047	1,500,000	1,515,532
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph’s University)	4.00	11/1/2045	1,000,000	919,548

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.7% (continued)
Pennsylvania — 11.0% (continued)
Philadelphia Authority for Industrial Development, Revenue Bonds (Housing- University Square Apartments Project)	5.00	12/1/2037	1,175,000	1,198,281
Philadelphia Authority for Industrial Development, Revenue Bonds (Rebuild Project)	5.00	5/1/2043	6,835,000	7,469,743
Philadelphia Authority for Industrial Development, Revenue Bonds (Rebuild Project)	5.00	5/1/2044	5,925,000	6,448,515
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (Thomas Jefferson University) Ser. A	5.00	9/1/2047	1,000,000	1,013,550
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding, Ser. 2015	5.00	4/1/2045	1,500,000	1,502,443
Philadelphia Gas Works Co., Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	8/1/2045	2,500,000	2,427,835
Philadelphia Gas Works Co., Revenue Bonds, Refunding, Ser. A	5.00	8/1/2037	3,500,000	3,991,287
Philadelphia Water & Wastewater, Revenue Bonds, Ser. C	5.50	6/1/2052	2,000,000	2,172,169
Philadelphia Water & Wastewater, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.50	9/1/2048	9,000,000	9,144,530
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	9/1/2034	1,305,000	1,349,634
Southcentral Pennsylvania General Authority, Revenue Bonds, Refunding (WellSpan Health Obligated Group)	5.00	6/1/2044	1,000,000	1,036,922
State Public School Building Authority, Revenue Bonds, Refunding (Harrisburg School District) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2032	1,525,000	1,574,508
The Canonsburg-Houston Joint Authority, Revenue Bonds, Ser. A	5.00	12/1/2040	2,000,000	2,012,543
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2037	1,000,000	1,015,206
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F(c)	5.00	9/1/2026	5,000	5,170
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F(c)	5.00	9/1/2026	10,000	10,341
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2035	3,500,000	3,569,131
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2038	995,000	1,011,606
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2036	1,000,000	1,020,102
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2038	1,000,000	1,047,708
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2044	15,000,000	15,574,644
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. B	5.00	9/1/2043	6,280,000	6,482,506
Westmoreland County Municipal Authority, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.00	8/15/2042	1,000,000	1,006,262
Wilkes-Barre Finance Authority, Revenue Bonds, Refunding (University of Scranton) Ser. A	5.00	11/1/2034	1,000,000	1,011,559
				210,809,429
Rhode Island — .1%
Rhode Island Health & Educational Building Corp., Revenue Bonds (Lifespan Obligated Group)	5.25	5/15/2054	1,500,000	1,576,528
South Carolina — 2.5%
Piedmont Municipal Power Agency, Revenue Bonds, Refunding, Ser. B	4.00	1/1/2034	3,180,000	3,252,844
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2047	5,500,000	5,616,452
South Carolina Ports Authority, Revenue Bonds	5.00	7/1/2037	2,965,000	3,059,145
South Carolina Ports Authority, Revenue Bonds	5.00	7/1/2038	1,600,000	1,648,347
South Carolina Ports Authority, Revenue Bonds, Ser. A	5.00	7/1/2044	10,380,000	10,735,447
South Carolina Public Service Authority, Revenue Bonds, Ser. A	5.00	12/1/2055	4,000,000	4,216,150

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.7% (continued)
South Carolina — 2.5% (continued)
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. A	4.00	12/1/2055	10,500,000	9,738,455
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. B	5.25	12/1/2054	6,000,000	6,423,425
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2042	3,000,000	2,957,635
				47,647,900
South Dakota — .1%
South Dakota Housing Development Authority, Revenue Bonds, Refunding, Ser. A	3.75	11/1/2050	2,020,000	2,025,643
Tennessee — 1.0%
Knox County Health Educational & Housing Facility Board, Revenue Bonds (University of Tennessee Project) (Insured; Build America Mutual) Ser. B1	5.13	7/1/2054	2,000,000	2,075,655
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds, Refunding (Lipscomb University Project)	5.00	10/1/2036	1,000,000	1,037,467
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds, Refunding (Lipscomb University Project)	5.00	10/1/2037	1,000,000	1,035,380
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds (Belmont University)	5.25	5/1/2053	7,000,000	7,444,116
Tennergy Corp., Revenue Bonds, Ser. A(a)	4.00	9/1/2028	5,000,000	5,060,725
Tennessee Housing Development Agency, Revenue Bonds, Refunding, Ser. 3A	3.50	7/1/2050	1,360,000	1,357,046
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.50	7/1/2052	1,500,000	1,597,721
				19,608,110
Texas — 7.6%
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. E	5.00	1/1/2045	3,000,000	3,131,670
Central Texas Turnpike System, Revenue Bonds, Refunding (Second Tier) Ser. C	5.00	8/15/2042	5,000,000	5,459,047
Clifton Higher Education Finance Corp., Revenue Bonds (IDEA Public Schools) (Insured; Permanent School Fund Guaranteed) Ser. T	4.00	8/15/2050	2,500,000	2,397,286
Corpus Christi Utility System, Revenue Bonds	5.00	7/15/2040	4,000,000	4,020,349
Corpus Christi Utility System, Revenue Bonds, Refunding, Ser. A	4.00	7/15/2036	1,500,000	1,539,091
Corpus Christi Utility System, Revenue Bonds, Refunding, Ser. A	4.00	7/15/2037	1,250,000	1,275,861
Dallas Area Rapid Transit, Revenue Bonds, Refunding, Ser. B	4.00	12/1/2051	3,550,000	3,388,705
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. A	4.00	11/1/2035	2,000,000	2,066,842
Garland Electric Utility System, Revenue Bonds, Refunding	5.00	3/1/2044	5,500,000	5,707,914
Garland Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	2/15/2042	2,815,000	3,082,498
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	4.00	10/1/2049	5,000,000	4,664,644
Houston Airport System, Revenue Bonds (United Airlines Linc.) Ser. B	5.25	7/15/2033	5,000,000	5,360,650
Houston Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	7/1/2053	3,010,000	3,176,895
Houston Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.25	7/1/2053	4,000,000	3,866,595
Houston Airport System, Revenue Bonds, Refunding, Ser. D	5.00	7/1/2039	4,000,000	4,193,816
Lamar Consolidated Independent School District, GO	4.00	2/15/2053	4,540,000	4,315,988
Love Field Airport Modernization Corp., Revenue Bonds (Southwest Airlines Co. Project)	5.00	11/1/2028	2,410,000	2,410,911
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.)	5.00	5/15/2046	7,500,000	7,880,234
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.) Ser. A	4.00	5/15/2049	3,000,000	2,754,399
Lubbock Electric Light & Power System, Revenue Bonds	5.00	4/15/2048	5,000,000	5,138,043
Mansfield Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2054	8,500,000	8,102,591

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.7% (continued)
Texas — 7.6% (continued)
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)(b)	4.63	10/1/2031	5,850,000	5,863,512
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2039	6,250,000	6,325,848
Plano Independent School District, GO	5.00	2/15/2043	2,990,000	3,236,222
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (Baylor Scott & White Health Obligated Group) Ser. F(a)	5.00	11/15/2030	2,000,000	2,181,525
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Cook Children’s Medical Center)	5.00	12/1/2043	2,500,000	2,739,810
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Baylor Scott & White Health Obligated Group) Ser. A	5.00	11/15/2045	3,000,000	3,042,583
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Trinity Terrace Project)	5.00	10/1/2049	1,800,000	1,900,975
Texas Department of Housing & Community Affairs, Revenue Bonds (Insured; GNMA) Ser. A	3.50	3/1/2051	1,345,000	1,340,539
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Ser. B(a)	5.50	1/1/2034	16,285,000	18,167,354
Texas Public Finance Authority, Revenue Bonds, Refunding	4.00	2/1/2036	2,675,000	2,718,930
University of Texas System Board of Regents, Revenue Bonds, Refunding, Ser. A	4.00	8/15/2049	7,000,000	6,891,752
West Harris County Regional Water Authority, Revenue Bonds, Refunding	4.00	12/15/2045	2,750,000	2,684,496
West Harris County Regional Water Authority, Revenue Bonds, Refunding	4.00	12/15/2049	3,850,000	3,664,889
				144,692,464
U.S. Related — .6%
Children’s Trust Fund, Revenue Bonds, Refunding, Ser. A(d)	0.00	5/15/2050	17,000,000	3,390,706
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	6,954,781	7,496,458
				10,887,164
Utah — .5%
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2037	4,500,000	4,611,894
Salt Lake City Airport, Revenue Bonds, Ser. B	5.00	7/1/2036	1,350,000	1,399,689
Utah Charter School Finance Authority, Revenue Bonds	5.00	10/15/2043	1,150,000	1,162,661
Utah Charter School Finance Authority, Revenue Bonds	5.00	10/15/2048	1,200,000	1,207,325
Utah Telecommunication Open Infrastructure Agency, Revenue Bonds, Refunding	4.38	6/1/2040	1,500,000	1,557,000
				9,938,569
Virginia — .8%
Danville Industrial Development Authority, Revenue Bonds, Refunding (Danville Regional Medical Center) (Insured; American Municipal Bond Assurance Corp.)	5.25	10/1/2028	140,000	145,935
Fairfax County, Revenue Bonds, Refunding, Ser. B	3.00	7/15/2036	3,585,000	3,393,587
Virginia College Building Authority, Revenue Bonds (21st Century College & Equipment Programs)	4.00	2/1/2036	4,015,000	4,127,430
Virginia Small Business Financing Authority, Revenue Bonds, Refunding, Ser. I	5.00	12/31/2052	2,500,000	2,575,333
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (95 Express Lanes)	4.00	1/1/2048	1,500,000	1,335,155
Williamsburg Economic Development Authority, Revenue Bonds (William & Mary Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	7/1/2048	2,220,000	2,107,665
Winchester Economic Development Authority, Revenue Bonds, Refunding (Valley Health System Obligated Group)	5.00	1/1/2035	1,560,000	1,578,701
				15,263,806
Washington — 3.2%
Energy Northwest, Revenue Bonds, Refunding (Columbia Generating Station)	5.00	7/1/2040	2,750,000	3,008,150
Grant County Public Utility District No. 2, Revenue Bonds, Refunding, Ser. 2017-O	5.00	1/1/2047	3,400,000	3,483,774
Kitsap County School District No. 100, GO (Insured; School Board Guaranty) Ser. C	5.25	12/1/2047	3,000,000	3,295,877
Port of Seattle, Revenue Bonds	5.00	4/1/2044	5,000,000	5,110,274
Port of Seattle, Revenue Bonds, Refunding (Intermediate Lien) Ser. B	5.25	7/1/2042	10,000,000	10,865,211
Tacoma Electric System, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	5.00	1/1/2054	1,250,000	1,323,795

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.7% (continued)
Washington — 3.2% (continued)
Washington, GO, Ser. B	5.00	2/1/2048	10,000,000	10,665,038
Washington, GO, Refunding, Ser. R-2	4.00	7/1/2036	3,500,000	3,677,142
Washington Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2043	6,560,000	6,705,364
Washington Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2048	5,440,000	5,516,791
Washington Convention Center Public Facilities District, Revenue Bonds (Sustainable Bond) Ser. B	4.00	7/1/2058	3,400,000	2,996,395
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Providence Health & Services) Ser. A	5.00	10/1/2042	2,500,000	2,504,518
Washington Housing Finance Commission, Revenue Bonds, Refunding (Emerald Heights Project) Ser. A	5.00	7/1/2043	1,000,000	1,050,174
Washington Housing Finance Commission, Revenue Bonds, Refunding (Emerald Heights Project) Ser. A	5.00	7/1/2048	1,250,000	1,296,776
				61,499,279
Wisconsin — 3.8%
Public Finance Authority, Revenue Bonds (Cone Health) Ser. A	5.00	10/1/2052	3,000,000	3,124,932
Public Finance Authority, Revenue Bonds, Ser. 1	5.75	7/1/2062	9,041,496	9,445,144
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.25	11/15/2055	1,705,000	1,811,520
Public Finance Authority, Revenue Bonds (KU Campus Development Corp. Project)	5.00	3/1/2035	5,000,000	5,073,800
Public Finance Authority, Revenue Bonds (KU Campus Development Corp. Project)	5.00	3/1/2046	5,000,000	5,045,984
Public Finance Authority, Revenue Bonds, Refunding (Renown Regional Medical Center Obligated Group) Ser. A	5.00	6/1/2040	10,000,000	10,097,807
Public Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) (Duke Energy Progress) Ser. A2(a)	3.70	10/1/2030	8,900,000	8,961,135
Public Finance Authority, Revenue Bonds, Refunding (Sustainable Bond) (Duke Energy Progress) Ser. B(a)	4.00	10/1/2030	5,645,000	5,723,056
Public Finance Authority, Revenue Bonds, Refunding (WakeMed Hospital Obligated Group) Ser. A	5.00	10/1/2044	5,500,000	5,634,152
Sheboygan Area School District, GO	3.00	3/1/2042	3,725,000	3,262,011
Sheboygan Area School District, GO	3.00	3/1/2043	2,835,000	2,445,232
Sparta Area School District, GO (Insured; Assured Guaranty Corp.)	3.00	3/1/2040	1,820,000	1,636,664
Sparta Area School District, GO (Insured; Assured Guaranty Corp.)	3.00	3/1/2041	1,250,000	1,101,119
West Allis West Milwaukee School District, GO, Ser. W	3.00	4/1/2038	1,755,000	1,623,744
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Children’s Hospital of Wisconsin Obligated Group)	4.00	8/15/2050	4,000,000	3,669,471
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Rogers Memorial Hospital Obligated Group) Ser. A	5.00	7/1/2049	500,000	503,040
Wisconsin Hospitals & Clinics, Revenue Bonds (Sustainable Bond) Ser. A	4.25	4/1/2052	1,500,000	1,453,195
Wisconsin Hospitals & Clinics, Revenue Bonds (Sustainable Bond) Ser. A	5.00	4/1/2049	1,750,000	1,854,811
				72,466,817
Total Long-Term Municipal Investments (cost $1,925,467,021)				1,888,140,044
Total Investments (cost $1,936,376,161)			99.2%	1,897,595,300
Cash and Receivables (Net)			.8%	15,610,806
Net Assets			100.0%	1,913,206,106

COP—Certificate of Participation
FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association

GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2025, these securities amounted to $40,648,728 or 2.1% of net assets.

(c)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(d)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	1,936,376,161	1,897,595,300
Interest receivable		21,835,298
Receivable for shares of Common Stock subscribed		716,783
Prepaid expenses		92,881
		1,920,240,262
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		692,112
Cash overdraft due to Custodian		450,145
Payable for investment securities purchased		4,182,160
Payable for shares of Common Stock redeemed		1,510,391
Directors’ fees and expenses payable		52,157
Other accrued expenses		147,191
		7,034,156
Net Assets ($)		1,913,206,106
Composition of Net Assets ($):
Paid-in capital		2,004,493,405
Total distributable earnings (loss)		(91,287,299)
Net Assets ($)		1,913,206,106

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	413,289,964	4,064,365	341,130,997	106,837,382	1,047,883,398
Shares Outstanding	30,796,851	302,838	25,411,376	7,959,217	78,004,821
Net Asset Value Per Share ($)	13.42	13.42	13.42	13.42	13.43
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2025 (Unaudited)

Investment Income ($):
Interest Income	34,492,934
Expenses:
Management fee—Note 3(a)	3,378,872
Shareholder servicing costs—Note 3(c)	1,475,962
Directors’ fees and expenses—Note 3(d)	79,467
Professional fees	51,338
Registration fees	47,257
Prospectus and shareholders’ reports	30,809
Loan commitment fees—Note 2	27,119
Custodian fees—Note 3(c)	23,488
Distribution Plan fees—Note 3(b)	15,116
Chief Compliance Officer fees—Note 3(c)	13,601
Miscellaneous	54,156
Total Expenses	5,197,185
Less—reduction in expenses due to undertaking—Note 3(a)	(713)
Less—reduction in fees due to earnings credits—Note 3(c)	(65,230)
Net Expenses	5,131,242
Net Investment Income	29,361,692
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(2,805,596)
Net change in unrealized appreciation (depreciation) on investments	(1,590,984)
Net Realized and Unrealized Gain (Loss) on Investments	(4,396,580)
Net Increase in Net Assets Resulting from Operations	24,965,112
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024

Operations ($):
Net investment income	29,361,692	45,505,271
Net realized gain (loss) on investments	(2,805,596)	(6,630,460)
Net change in unrealized appreciation (depreciation) on investments	(1,590,984)	44,699,113
Net Increase (Decrease) in Net Assets Resulting from Operations	24,965,112	83,573,924
Distributions ($):
Distributions to shareholders:
Class A	(6,101,029)	(12,056,507)
Class C	(43,049)	(107,228)
Class I	(5,425,085)	(11,684,804)
Class Y	(1,737,314)	(1,841,886)
Class Z	(16,251,305)	(19,527,294)
Total Distributions	(29,557,782)	(45,217,719)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	15,145,025	31,823,364
Class C	520,432	721,267
Class I	58,464,197	128,577,246
Class Y	10,446,995	120,529,040
Class Z	4,405,640	10,673,629
Net assets received in connection with reorganization(a)	-	910,413,858
Distributions reinvested:
Class A	5,198,487	10,526,570
Class C	36,080	94,212
Class I	4,812,805	10,805,526
Class Y	1,718,762	1,841,886
Class Z	12,850,741	15,690,633
Cost of shares redeemed:
Class A	(33,254,063)	(73,435,830)
Class C	(904,121)	(2,654,219)
Class I	(62,342,964)	(264,766,630)
Class Y	(15,607,714)	(12,523,961)
Class Z	(61,918,889)	(97,895,094)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(60,428,587)	790,421,497
Total Increase (Decrease) in Net Assets	(65,021,257)	828,777,702
Net Assets ($):
Beginning of Period	1,978,227,363	1,149,449,661
End of Period	1,913,206,106	1,978,227,363

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024

Capital Share Transactions (Shares):
Class A(b),(c)
Shares sold	1,127,025	2,419,374
Shares issued for distributions reinvested	387,380	798,827
Shares redeemed	(2,482,190)	(5,598,203)
Net Increase (Decrease) in Shares Outstanding	(967,785)	(2,380,002)
Class C(b)
Shares sold	38,887	54,303
Shares issued for distributions reinvested	2,689	7,160
Shares redeemed	(67,282)	(202,608)
Net Increase (Decrease) in Shares Outstanding	(25,706)	(141,145)
Class I(c)
Shares sold	4,349,857	9,734,212
Shares issued for distributions reinvested	358,460	821,176
Shares redeemed	(4,659,305)	(20,048,901)
Net Increase (Decrease) in Shares Outstanding	49,012	(9,493,513)
Class Y
Shares sold	779,674	9,015,279
Shares issued for distributions reinvested	128,032	139,555
Shares redeemed	(1,165,101)	(939,005)
Net Increase (Decrease) in Shares Outstanding	(257,395)	8,215,829
Class Z
Shares sold	328,131	857,526
Shares issued in connection with reorganization(a)	-	67,685,113
Shares issued for distributions reinvested	956,511	1,181,748
Shares redeemed	(4,609,520)	(7,360,337)
Net Increase (Decrease) in Shares Outstanding	(3,324,878)	62,364,050

(a)
As of the close of business on March 8, 2024, pursuant to an Agreement and Plan of Reorganization previously approved by the Company’s Board of Directors (the
“Board”), all of the assets, subject to the liabilities, of BNY Mellon Municipal Bond Fund, Inc. were transferred to the fund in a tax free exchange at cost basis for
Class Z shares of Common Stock of equal value.

(b)
During the period ended February 28, 2025, 3,719 Class C shares representing $50,342 were automatically converted to 3,719 Class A shares and during the period ended August 31, 2024, 328 Class C shares representing $4,331 were automatically converted to 328 Class A shares.

(c)
During the period ended February 28, 2025, 3,692 Class A shares representing $49,804 were exchanged for 3,692 Class I shares and during the period ended
August 31, 2024, 12,760 Class A shares representing $170,425 were exchanged for 12,757 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
Class A Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	13.45	12.99	13.14	14.82	14.60	14.62
Investment Operations:
Net investment income(a)	.19	.37	.33	.28	.29	.33
Net realized and unrealized gain (loss) on investments	(.03 )	.46	(.15 )	(1.65)	.22	.01
Total from Investment Operations	.16	.83	.18	(1.37)	.51	.34
Distributions:
Dividends from net investment income	(.19 )	(.37 )	(.33 )	(.28 )	(.29 )	(.33 )
Dividends from net realized gain on investments	-	-	-	(.03 )	-	(.03 )
Total Distributions	(.19 )	(.37 )	(.33 )	(.31 )	(.29 )	(.36 )
Net asset value, end of period	13.42	13.45	12.99	13.14	14.82	14.60
Total Return (%)(b)	1.22 (c)	6.40	1.49	(9.39)	3.49	2.40
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.68 (d)	.68	.78	.93	.92	.93
Ratio of net expenses to average net assets(e)	.67 (d)	.67	.70 (f)	.70 (f)	.70 (f)	.70 (f)
Ratio of net investment income to average net assets(e)	2.90 (d)	2.82	2.56 (f)	1.98 (f)	1.94 (f)	2.31 (f)
Portfolio Turnover Rate	5.25 (c)	16.51	17.22	14.94	5.65	20.01
Net Assets, end of period ($ x 1,000)	413,290	427,187	443,675	323,799	406,057	405,247

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reductions in fees due to earnings credits.
(f)	Amount inclusive of reductions in expenses pursuant to undertaking.
See notes to financial statements.

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
Class C Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	13.45	13.00	13.15	14.82	14.60	14.62
Investment Operations:
Net investment income(a)	.14	.27	.23	.17	.18	.23
Net realized and unrealized gain (loss) on investments	(.03 )	.45	(.15 )	(1.64)	.22	.01
Total from Investment Operations	.11	.72	.08	(1.47)	.40	.24
Distributions:
Dividends from net investment income	(.14 )	(.27 )	(.23 )	(.17 )	(.18 )	(.23 )
Dividends from net realized gain on investments	-	-	-	(.03 )	-	(.03 )
Total Distributions	(.14 )	(.27 )	(.23 )	(.20 )	(.18 )	(.26 )
Net asset value, end of period	13.42	13.45	13.00	13.15	14.82	14.60
Total Return (%)(b)	.83 (c)	5.57	.64	(10.00)	2.72	1.63
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.49 (d)	1.48	1.56	1.70	1.69	1.70
Ratio of net expenses to average net assets(e),(f)	1.44 (d)	1.44	1.45	1.45	1.45	1.45
Ratio of net investment income to average net assets(e),(f)	2.12 (d)	2.03	1.79	1.22	1.20	1.57
Portfolio Turnover Rate	5.25 (c)	16.51	17.22	14.94	5.65	20.01
Net Assets, end of period ($ x 1,000)	4,064	4,419	6,104	7,643	11,657	13,753

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reductions in fees due to earnings credits.
(f)	Amount inclusive of reductions in expenses pursuant to undertaking.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
Class I Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	13.45	13.00	13.15	14.82	14.61	14.63
Investment Operations:
Net investment income(a)	.21	.40	.36	.31	.32	.37
Net realized and unrealized gain (loss) on investments	(.03 )	.45	(.15 )	(1.64)	.21	.01
Total from Investment Operations	.18	.85	.21	(1.33)	.53	.38
Distributions:
Dividends from net investment income	(.21 )	(.40 )	(.36 )	(.31 )	(.32 )	(.37 )
Dividends from net realized gain on investments	-	-	-	(.03 )	-	(.03 )
Total Distributions	(.21 )	(.40 )	(.36 )	(.34 )	(.32 )	(.40 )
Net asset value, end of period	13.42	13.45	13.00	13.15	14.82	14.61
Total Return (%)	1.42 (b)	6.66	1.66	(9.09)	3.68	2.65
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.42 (c)	.43	.53	.68	.67	.68
Ratio of net expenses to average net assets(d)	.41 (c)	.42	.45 (e)	.45 (e)	.45 (e)	.45 (e)
Ratio of net investment income to average net assets(d)	3.16 (c)	3.06	2.79 (e)	2.20 (e)	2.19 (e)	2.55 (e)
Portfolio Turnover Rate	5.25 (b)	16.51	17.22	14.94	5.65	20.01
Net Assets, end of period ($ x 1,000)	341,131	341,205	453,066	501,481	797,982	647,477

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reductions in fees due to earnings credits.
(e)	Amount inclusive of reductions in expenses pursuant to undertaking.
See notes to financial statements.

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
Class Y Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	13.45	12.99	13.15	14.82	14.61	14.63
Investment Operations:
Net investment income(a)	.21	.41	.37	.31	.32	.39
Net realized and unrealized gain (loss) on investments	(.03 )	.46	(.16 )	(1.64)	.22	.00 (b)
Total from Investment Operations	.18	.87	.21	(1.33)	.54	.39
Distributions:
Dividends from net investment income	(.21 )	(.41 )	(.37 )	(.31 )	(.33 )	(.38 )
Dividends from net realized gain on investments	-	-	-	(.03 )	-	(.03 )
Total Distributions	(.21 )	(.41 )	(.37 )	(.34 )	(.33 )	(.41 )
Net asset value, end of period	13.42	13.45	12.99	13.15	14.82	14.61
Total Return (%)	1.43 (c)	6.69	1.68	(9.08)	3.70	2.72
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.39 (d)	.41	.51	.65	.85	.95
Ratio of net expenses to average net assets(e)	.38 (d)	.41	.45 (f)	.45 (f)	.45 (f)	.45 (f)
Ratio of net investment income to average net assets(e)	3.19 (d)	3.08	2.78 (f)	2.24 (f)	2.20 (f)	2.55 (f)
Portfolio Turnover Rate	5.25 (c)	16.51	17.22	14.94	5.65	20.01
Net Assets, end of period ($ x 1,000)	106,837	110,528	10	21	23	22

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reductions in fees due to earnings credits.
(f)	Amount inclusive of reductions in expenses pursuant to undertaking.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
Class Z Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	13.46	13.00	13.15	14.83	14.61	14.63
Investment Operations:
Net investment income(a)	.20	.40	.36	.31	.32	.37
Net realized and unrealized gain (loss) on investments	(.03 )	.45	(.15 )	(1.65)	.22	.01
Total from Investment Operations	.17	.85	.21	(1.34)	.54	.38
Distributions:
Dividends from net investment income	(.20 )	(.39 )	(.36 )	(.31 )	(.32 )	(.37 )
Dividends from net realized gain on investments	-	-	-	(.03 )	-	(.03 )
Total Distributions	(.20 )	(.39 )	(.36 )	(.34 )	(.32 )	(.40 )
Net asset value, end of period	13.43	13.46	13.00	13.15	14.83	14.61
Total Return (%)	1.36 (b)	6.65	1.65	(9.18)	3.72	2.63
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.53 (c)	.49	.53	.70	.69	.69
Ratio of net expenses to average net assets(d)	.53 (c)	.49	.46 (e)	.49 (e)	.48 (e)	.48 (e)
Ratio of net investment income to average net assets(d)	3.05 (c)	3.00	2.80 (e)	2.20 (e)	2.16 (e)	2.54 (e)
Portfolio Turnover Rate	5.25 (b)	16.51	17.22	14.94	5.65	20.01
Net Assets, end of period ($ x 1,000)	1,047,883	1,094,889	246,595	125,318	154,558	157,418

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reductions in fees due to earnings credits.
(e)	Amount inclusive of reductions in expenses pursuant to undertaking.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon AMT-Free Municipal Bond Fund (the “fund”) is a separate diversified series of BNY Mellon Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 1.1 billion shares of $.001 par value of Common Stock. The fund currently has authorized five classes of shares: Class A (200 million shares authorized), Class C (200 million shares authorized), Class I (200 million shares authorized), Class Y (100 million shares authorized) and Class Z (400 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts and bear Shareholder Services Plan fees. Class I, Class Y and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund  may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
The following is a summary of the inputs used as of February 28, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	—	9,455,256	—	9,455,256
Municipal Securities	—	1,888,140,044	—	1,888,140,044
	—	1,897,595,300	—	1,897,595,300

†	See Statement of Investments for additional detailed categorizations, if any.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.
(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
risks might affect companies world-wide.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. Interest rates in the United States have recently been rising. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.
Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund’s share price. Any such credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund.
(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended February 28, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended August 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $50,281,964 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2024. The fund has $14,696,715 of short-term capital losses and $35,585,249 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2024 were as follows: tax-exempt income $45,217,719. The tax character of current year distributions will be determined at the end of the current fiscal year.
(f) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus.  The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders.  Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in an amount equal to $120 million and is available only to the BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2025, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from September 1, 2024 through December 31, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .45% of the value of the fund’s average daily net assets. On or after December 31, 2025, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $713 during the period ended February 28, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .168% of the value of the fund’s average daily net assets.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended February 28, 2025, Class C shares were charged $15,116 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2025, Class A and Class C shares were charged $522,148 and $5,039, respectively, pursuant to the Shareholder Services Plan.
Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares, and services related to the maintenance of shareholder accounts. During the period ended February 28, 2025, Class Z shares were charged $575,399 pursuant to the Shareholder Services Plan.
The fund has arrangements with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
balances are maintained, which are used to offset Transfer Agent and Custodian fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, and custody net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2025, the fund was charged $167,974 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $47,042.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2025, the fund was charged $23,488 pursuant to the custody agreement. These fees were partially offset by earnings credits of $18,188.
The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended February 28, 2025, the fund was charged $12,879 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.
During the period ended February 28, 2025, the fund was charged $13,601 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $511,811, Distribution Plan fees of $2,286, Shareholder Services Plan fees of $79,975, Custodian fees of $10,400, Chief Compliance Officer fees of $5,580, Transfer Agent fees of $80,360 and Checkwriting fees of $1,700.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended February 28, 2025, amounted to $101,276,540 and $152,198,397, respectively.
At February 28, 2025, accumulated net unrealized depreciation on investments was $38,780,861, consisting of $16,372,677 gross unrealized appreciation and $55,153,538 gross unrealized depreciation.
At February 28, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 5—
Plan of Reorganization:
At a meeting on March 6, 2025, the Board approved an Agreement and Plan of Reorganization (the “Agreement”) between the Company, on behalf of the fund, and BNY Mellon Municipal Income, Inc. (the “Acquired Fund”) to become effective on or about June 20, 2025.  The reorganization requires the approval of shareholders of the Acquired Fund, but not shareholders of the fund.  If holders of common shares of the Acquired Fund approve the reorganization, the Acquired Fund would transfer all of its assets (which would be assets after the redemption of the Variable Rate MuniFund Term Preferred Shares), subject to stated liabilities, to the fund in exchange solely for Class A shares of the fund having an aggregate net asset value equal to the value of the Acquired Fund’s net assets, and, after distributing those fund Class A shares pro rata to its holders of common shares, would cease operations and be dissolved.  Each holder of common shares of the Acquired Fund would receive a pro rata distribution of the fund’s Class A shares (or fractions thereof) having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s common shares as of the date of the reorganization.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Directors fees paid by the fund are within Item 7. Statement of Operations as Directors’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board”) held on November 5-6, 2024, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Insight North America LLC (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional general and insured municipal debt funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional general and insured municipal debt funds (the “Performance Universe”), all for various periods ended September 30, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional general and insured municipal debt funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group median for all periods, and was below the Performance Universe median for all periods, except for the five- and ten-year periods when the fund’s total return performance was above the Performance Universe median. The Board also considered that the fund’s yield performance was below the Performance Group median for all of the ten one-year periods ended September 30th and above the Performance Universe median for four of the ten one-year periods ended September 30th. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe medians during certain periods under review. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in six of the ten calendar years shown. The Board also noted that the fund had a four-star overall rating from Morningstar and a four-star rating for the ten-year period based on Morningstar’s risk-adjusted return measure.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was slightly higher than the Expense Group median and lower than the Expense Universe median actual management fee, and the fund’s total expenses were lower than the Expense Group median and lower than the Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed, until December 31, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) exceed ..45% of the fund’s average daily net assets.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board generally was satisfied with the fund’s relative performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

© 2025 BNY Mellon Securities Corporation
Code-0319NCSRSA0225

BNY Mellon High Yield Municipal Bond Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
February 28, 2025

Class	Ticker
A	DHYAX
C	DHYCX
I	DYBIX
Y	DHYYX
Z	DHMBX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon High Yield Municipal Bond Fund
Statement of Investments
February 28, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 1.1%
Collateralized Municipal-Backed Securities — 1.1%
Arizona Industrial Development Authority, Revenue Bonds, Ser. A	3.63	5/20/2033	798,760	768,793
Washington Housing Finance Commission, Revenue Bonds (Sustainable Certificates) Ser. A	3.50	12/20/2035	1,886,492	1,783,651
				2,552,444
Total Bonds and Notes (cost $2,974,821)				2,552,444

Long-Term Municipal Investments — 104.1%
Alabama — 2.7%
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2031	1,000,000	1,047,208
Black Belt Energy Gas District, Revenue Bonds, Ser. D(a)	5.00	11/1/2034	1,000,000	1,083,254
Jefferson County, Revenue Bonds, Refunding	5.50	10/1/2053	1,250,000	1,355,105
Mobile County Industrial Development Authority, Revenue Bonds (Calvert LLC Project) Ser. B	4.75	12/1/2054	550,000	544,309
Southeast Energy Authority A Cooperative District, Revenue Bonds (Project No. 2) Ser. B(a)	4.00	12/1/2031	1,000,000	1,001,314
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. B(a)	5.25	6/1/2032	1,000,000	1,090,823
				6,122,013
Alaska — 1.0%
Northern Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	6/1/2050	2,500,000	2,242,758
Arizona — 8.0%
Arizona Industrial Development Authority, Revenue Bonds (Academics of Math & Science Project)(b)	5.00	7/1/2054	1,000,000	977,510
Arizona Industrial Development Authority, Revenue Bonds (Cadence Campus Project) Ser. A(b)	4.00	7/15/2050	1,600,000	1,386,026
Arizona Industrial Development Authority, Revenue Bonds (Doral Academy of Nevada) Ser. A	5.00	7/15/2049	1,675,000	1,610,473
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project) Ser. A(b),(c)	6.00	7/1/2051	1,000,000	30,000
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project) Ser. A(b),(c)	7.75	7/1/2050	2,725,000	81,750
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable Schools) Ser. A	5.25	11/1/2053	1,000,000	1,058,837
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	1,500,000	1,421,622
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A(b)	5.00	2/15/2036	1,000,000	1,003,345
La Paz County Industrial Development Authority, Revenue Bonds (Harmony Public Schools) Ser. A	5.00	2/15/2048	1,600,000	1,549,652
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School Obligated Group)(b)	6.00	7/1/2038	2,250,000	2,352,479
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Traditional Schools Project)(b)	5.00	7/1/2049	700,000	695,813
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Traditional Schools Project)(b)	5.00	7/1/2054	1,000,000	981,405
Sierra Vista Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)(b)	5.00	6/15/2054	1,000,000	989,554
3

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 104.1% (continued)
Arizona — 8.0% (continued)
Tempe Industrial Development Authority, Revenue Bonds, Refunding (Friendship Village of Tempe) Ser. A	4.00	12/1/2046	2,000,000	1,819,220
The Phoenix Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A(b)	5.00	7/1/2046	2,250,000	2,250,709
				18,208,395
Arkansas — 1.2%
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.70	5/1/2053	2,650,000	2,794,727
California — 6.3%
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Los Angeles County Securitization Corp.) Ser. A	4.00	6/1/2049	1,805,000	1,680,085
California Municipal Finance Authority, Revenue Bonds, Refunding (William Jessup University)(b)	5.00	8/1/2039	140,000	128,411
California Statewide Communities Development Authority, Revenue Bonds (California Baptist University) Ser. A(b)	6.38	11/1/2043	2,000,000	2,002,803
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A(b)	5.25	12/1/2056	1,000,000	1,006,629
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. B2(d)	0.00	6/1/2066	23,000,000	2,713,103
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. E	5.00	7/1/2034	1,050,000	1,203,697
Orange County Community Facilities District, Special Tax Bonds, Ser. A	5.00	8/15/2052	1,500,000	1,543,321
Tender Option Bond Trust Receipts (Series 2022-XF3024), (San Francisco City & County, Revenue Bonds, Refunding, Ser. A) Recourse, Underlying Coupon Rate 5.00%(b),(e),(f)	11.95	5/1/2044	4,000,000	4,092,861
				14,370,910
Colorado — 5.2%
Canyons Metropolitan District No. 5, GO, Refunding (Insured; Build America Mutual) Ser. A	5.00	12/1/2038	350,000	390,220
Colorado Health Facilities Authority, Revenue Bonds (Covenant Retirement Communities & Services Obligated Group)	5.00	12/1/2048	1,500,000	1,511,746
Denver International Business Center Metropolitan District No.1, GO,	6.00	12/1/2048	1,000,000	1,022,966
Dominion Water & Sanitation District, Revenue Bonds, Refunding	5.88	12/1/2052	2,750,000	2,807,017
Hess Ranch Metropolitan District No. 6, GO, Ser. A1	5.00	12/1/2049	1,500,000	1,402,088
Rampart Range Metropolitan District No. 5, Revenue Bonds	4.00	12/1/2051	2,000,000	1,740,141
Tender Option Bond Trust Receipts (Series 2020-XM0829), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A1) Recourse, Underlying Coupon Rate 4.00%(b),(e),(f)	10.77	8/1/2044	2,200,000	2,488,892
Vauxmont Metropolitan District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	3.25	12/15/2050	550,000	449,119
				11,812,189
Connecticut — .7%
Harbor Point Infrastructure Improvement District, Tax Allocation Bonds, Refunding (Harbor Point Project)(b)	5.00	4/1/2039	1,500,000	1,517,316
District of Columbia — 2.5%
District of Columbia, Revenue Bonds (Ingleside Rock Creek Project) Ser. A	5.00	7/1/2052	2,000,000	1,932,198
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail) Ser. B	4.00	10/1/2049	4,090,000	3,820,883
				5,753,081
Florida — 3.8%
Greater Orlando Aviation Authority, Revenue Bonds, Ser. A	4.00	10/1/2049	2,280,000	2,091,606
Hillsborough County Port District, Revenue Bonds (Tampa Port Authority Project) Ser. B	5.00	6/1/2046	1,000,000	1,014,878
4

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 104.1% (continued)
Florida — 3.8% (continued)
Palm Beach County Health Facilities Authority, Revenue Bonds (Lifespace Communities) Ser. B	4.00	5/15/2053	1,400,000	1,222,133
Pinellas County Industrial Development Authority, Revenue Bonds (Foundation for Global Understanding)	5.00	7/1/2039	1,000,000	1,011,224
Seminole County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Pointe at UCF Project)	5.75	11/15/2054	2,000,000	2,006,759
St. Johns County Industrial Development Authority, Revenue Bonds, Refunding (Vicar’s Landing Project)	4.00	12/15/2041	500,000	438,470
St. Johns County Industrial Development Authority, Revenue Bonds, Refunding (Vicar’s Landing Project)	4.00	12/15/2046	1,000,000	827,816
				8,612,886
Georgia — 4.0%
Georgia Municipal Electric Authority, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A	5.00	7/1/2052	1,225,000	1,284,038
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Plant Vogtle Units 3&4 Project) Ser. A	5.00	1/1/2056	1,000,000	1,029,548
Main Street Natural Gas, Revenue Bonds, Ser. A(a)	5.00	6/1/2032	1,400,000	1,509,987
Tender Option Bond Trust Receipts (Series 2020-XM0825), (Brookhaven Development Authority, Revenue Bonds (Children’s Healthcare of Atlanta) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(e),(f)	9.17	7/1/2044	3,180,000	3,340,874
Tender Option Bond Trust Receipts (Series 2023-XF3183), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A) Recourse, Underlying Coupon Rate 5.00%(b),(e),(f)	11.51	1/1/2059	1,850,000	1,873,128
				9,037,575
Illinois — 7.2%
Chicago, GO, Ser. A	5.00	1/1/2045	1,000,000	1,019,835
Chicago, GO, Refunding, Ser. A	6.00	1/1/2038	700,000	721,229
Chicago Board of Education, GO, Ser. A	5.00	12/1/2047	1,500,000	1,480,526
Chicago Board of Education, GO, Ser. D	5.00	12/1/2046	1,000,000	982,377
Chicago Board of Education, GO, Ser. H	5.00	12/1/2036	2,000,000	2,022,374
Chicago Board of Education, GO, Refunding, Ser. A	5.00	12/1/2033	1,000,000	1,024,437
Chicago Board of Education, GO, Refunding, Ser. B	5.00	12/1/2033	500,000	515,175
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2036	1,145,000	1,247,418
Illinois Finance Authority, Revenue Bonds, Refunding (Lutheran Life Communities Obligated Group) Ser. A	5.00	11/1/2049	2,020,000	1,212,000
Illinois Finance Authority, Revenue Bonds, Refunding (Rosalind Franklin University of Medicine & Science)	5.00	8/1/2036	1,075,000	1,097,818
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Expansion Project)	5.00	6/15/2050	1,000,000	1,025,348
Northern Illinois University, Revenue Bonds, Refunding (Insured; Build America Mutual)	4.00	10/1/2043	1,000,000	940,835
Tender Option Bond Trust Receipts (Series 2023-XF1623), (Regional Transportation Authority Illinois, Revenue Bonds, Ser. B) Non-Recourse, Underlying Coupon Rate 4.00%(b),(e),(f)	5.79	6/1/2048	1,625,000	1,520,608
The Illinois Sports Facilities Authority, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.00	6/15/2030	1,500,000	1,609,279
				16,419,259
Indiana — .2%
Indiana Finance Authority, Revenue Bonds (Sustainable Bond)(b)	7.00	3/1/2039	3,325,000	538,484
Iowa — .6%
Iowa Finance Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. A	4.00	5/15/2046	1,500,000	1,373,957
5

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 104.1% (continued)
Kentucky — .4%
Henderson, Revenue Bonds (Pratt Paper Project) Ser. A(b)	4.70	1/1/2052	850,000	850,657
Louisiana — .7%
Louisiana Public Facilities Authority, Revenue Bonds (I-10 Calcasieu River Bridge Public-Private Partnership Project)	5.75	9/1/2064	1,480,000	1,611,037
Maryland — 1.1%
Maryland Economic Development Corp., Revenue Bonds (Sustainable Bond) (Purple Line Transit Partners) Ser. B	5.25	6/30/2055	2,375,000	2,461,841
Massachusetts — .8%
Lowell Collegiate Charter School, Revenue Bonds	5.00	6/15/2049	1,750,000	1,752,871
Michigan — 4.1%
Detroit, GO (Sustainable Bond) Ser. A	5.00	4/1/2046	1,000,000	1,027,296
Detroit, GO, Ser. C	6.00	5/1/2043	500,000	561,004
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2048	2,500,000	2,620,034
Detroit Regional Convention Facility Authority, Revenue Bonds, Refunding, Ser. C	5.00	10/1/2039	1,100,000	1,224,206
Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Refunding, Ser. C(d)	0.00	6/1/2058	114,680,000	3,979,270
				9,411,810
Missouri — 2.3%
Missouri Health & Educational Facilities Authority, Revenue Bonds (Lutheran Senior Services Projects) Ser. A	5.00	2/1/2036	1,000,000	1,006,968
Missouri Health & Educational Facilities Authority, Revenue Bonds (Lutheran Senior Services Projects) Ser. A	5.00	2/1/2042	1,000,000	1,018,938
The St. Louis Missouri Industrial Development Authority, Revenue Bonds, Refunding (Ballpark Village Development Project) Ser. A	4.75	11/15/2047	2,500,000	2,193,696
The St. Louis Missouri Industrial Development Authority, Tax Allocation Bonds (St. Louis Innovation District Project)	4.38	5/15/2036	990,000	970,090
				5,189,692
Nevada — 1.2%
North Las Vegas, Special Assessment Bonds (Valley Vista Special Improvement District)	4.63	6/1/2043	455,000	441,510
North Las Vegas, Special Assessment Bonds (Valley Vista Special Improvement District)	4.63	6/1/2049	925,000	876,595
Reno, Revenue Bonds, Refunding, Ser. D(b),(d)	0.00	7/1/2058	13,000,000	1,432,789
				2,750,894
New Hampshire — .4%
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Springpoint Senior Living Obligated Group)	4.00	1/1/2041	1,000,000	930,054
New Jersey — 1.3%
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Project) Ser. A(b)	5.00	6/15/2039	825,000	829,992
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	350,000	357,076
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2046	1,845,000	1,864,645
				3,051,713
New York — 7.7%
New York Convention Center Development Corp., Revenue Bonds (Hotel Unit Fee) Ser. B(d)	0.00	11/15/2042	10,815,000	4,693,242
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.38	10/1/2045	2,000,000	1,953,647
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2032	1,000,000	1,033,148
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	2,000,000	1,999,982
6

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 104.1% (continued)
New York — 7.7% (continued)
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (JFK International Airport Terminal One Project) (Insured; Assured Guaranty Municipal Corp.)	5.13	6/30/2060	1,000,000	1,034,060
Tender Option Bond Trust Receipts (Series 2022-XM1004), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; Assured Guaranty Municipal Corp.) Ser. C) Non-Recourse, Underlying Coupon Rate 4.00%(b),(e),(f)	5.19	11/15/2047	3,000,000	2,864,672
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A1	4.13	5/15/2064	2,500,000	2,372,333
Westchester County Local Development Corp., Revenue Bonds, Refunding (Purchase Senior Learning Community Obligated Group)(b)	5.00	7/1/2046	1,700,000	1,723,772
				17,674,856
North Carolina — 1.9%
North Carolina Medical Care Commission, Revenue Bonds, Refunding (Lutheran Services for the Aging Obligated Group)	4.00	3/1/2051	4,000,000	3,452,445
North Carolina Turnpike Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	4.00	1/1/2055	1,000,000	967,098
				4,419,543
Ohio — 3.5%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. B2	5.00	6/1/2055	3,850,000	3,525,215
Centerville, Revenue Bonds, Refunding (Graceworks Lutheran Services Obligated Group)	5.25	11/1/2047	1,200,000	1,176,467
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2052	1,000,000	1,002,209
Franklin County Convention Facilities Authority, Revenue Bonds (GRTR Columbus Convention Center)	5.00	12/1/2044	1,250,000	1,228,409
Port of Greater Cincinnati Development Authority, Revenue Bonds, Refunding (Duke Energy Co.) (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.38	12/1/2058	1,000,000	993,988
				7,926,288
Oklahoma — 1.1%
Oklahoma Development Finance Authority, Revenue Bonds (OU Medicine Project) Ser. B	5.50	8/15/2057	1,500,000	1,534,457
Tulsa County Industrial Authority, Revenue Bonds, Refunding (Montereau Project)	5.25	11/15/2037	1,000,000	1,018,625
				2,553,082
Oregon — 1.0%
Clackamas County Hospital Facility Authority, Revenue Bonds, Refunding (Willamette View Obligated Group) Ser. A	5.00	11/15/2047	1,500,000	1,502,061
Salem Hospital Facility Authority, Revenue Bonds, Refunding (Capital Manor Project)	4.00	5/15/2047	1,000,000	872,501
				2,374,562
Pennsylvania — 3.6%
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds (City Center Project)(b)	5.00	5/1/2042	1,500,000	1,502,399
Chester County Industrial Development Authority, Special Assessment Bonds (Woodlands at Graystone Project)(b)	5.13	3/1/2048	741,000	716,870
Lancaster County Hospital Authority, Revenue Bonds, Refunding (Brethren Village Project)	5.25	7/1/2041	1,000,000	1,003,549
Lancaster Industrial Development Authority, Revenue Bonds, Refunding (Landis Homes Obligated Group)	4.00	7/1/2051	1,500,000	1,334,627
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)(a)	2.45	12/3/2029	2,270,000	2,063,938
7

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 104.1% (continued)
Pennsylvania — 3.6% (continued)
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Sustainable Bond) (Covanta Project)(b)	3.25	8/1/2039	850,000	700,961
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences in Philadephia)	5.00	11/1/2033	1,000,000	1,010,085
				8,332,429
Rhode Island — .5%
Rhode Island Student Loan Authority, Revenue Bonds, Ser. A	5.00	12/1/2030	1,175,000	1,241,572
South Dakota — 1.1%
Tender Option Bond Trust Receipts (Series 2022-XF1409), (South Dakota Health & Educational Facilities Authority, Revenue Bonds, Refunding (Avera Health Obligated Group)) Non-Recourse, Underlying Coupon Rate 5.00%(b),(e),(f)	11.96	7/1/2046	2,400,000	2,436,873
Texas — 10.5%
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(b)	4.88	6/15/2059	1,220,000	1,199,135
Arlington Higher Education Finance Corp., Revenue Bonds, Refunding (Uplift Education) Ser. A	5.00	12/1/2046	1,100,000	1,103,049
Brazos Higher Education Authority, Revenue Bonds, Ser. 1A	5.00	4/1/2027	1,210,000	1,243,942
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) Ser. A	5.75	8/15/2045	1,500,000	1,510,203
Clifton Higher Education Finance Corp., Revenue Bonds (International Leadership of Texas) Ser. D	6.13	8/15/2048	2,000,000	2,011,481
Fort Bend County, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.25	3/1/2049	1,250,000	1,209,337
Houston Airport System, Revenue Bonds (United Airlines) Ser. B	5.50	7/15/2038	1,000,000	1,082,401
Houston Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.25	7/1/2053	1,300,000	1,256,643
Houston Airport System, Revenue Bonds, Refunding (United Airlines) Ser. A	6.50	7/15/2030	1,500,000	1,514,253
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)(b)	4.63	10/1/2031	2,250,000	2,255,197
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Westminster Manor Project)	4.00	11/1/2049	1,250,000	1,180,185
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Westminster Manor Project)	5.00	11/1/2040	2,070,000	2,113,222
Port of Beaumont Navigation District, Revenue Bonds (Jefferson Gulf Coast Energy)(b)	3.00	1/1/2050	1,750,000	1,248,002
San Antonio Education Facilities Corp., Revenue Bonds, Refunding (University of the Incarnate Word)	4.00	4/1/2051	1,750,000	1,420,482
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (NTE Mobility Partners LLC North Tarrant Express Project)	5.50	12/31/2058	2,000,000	2,149,667
Waxahachie Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.25	2/15/2053	1,500,000	1,491,436
				23,988,635
U.S. Related — 4.2%
Puerto Rico, GO, Ser. A(d)	0.00	7/1/2033	373,154	264,732
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	289,963	292,329
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	260,638	261,496
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	223,696	222,531
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	304,141	293,151
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	316,303	288,657
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	320,013	334,818
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	305,783	341,626
8

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 104.1% (continued)
U.S. Related — 4.2% (continued)
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A1(d)	0.00	7/1/2033	4,031,000	2,986,022
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser. A2	4.33	7/1/2040	4,344,000	4,333,152
				9,618,514
Virginia — 2.6%
Virginia College Building Authority, Revenue Bonds (Sustainable Bond) (Marymount University Project)(b)	5.00	7/1/2045	500,000	405,843
Virginia College Building Authority, Revenue Bonds, Refunding (Marymount University Project) Ser. A(b)	5.00	7/1/2045	1,000,000	811,685
Virginia Small Business Financing Authority, Revenue Bonds (Sustainable Bond) (Covanta Project)(a),(b)	5.00	7/1/2038	750,000	750,012
Virginia Small Business Financing Authority, Revenue Bonds, Refunding (95 Express Lanes)	4.00	1/1/2048	4,500,000	4,005,466
				5,973,006
Washington — 4.3%
Tender Option Bond Trust Receipts (Series 2024-XF1730), (Port of Seattle Washington, Revenue Bonds, Refunding (Intermediate Lien) Ser. 2024A) Non- Recourse, Underlying Coupon Rate 5.25%(b),(e),(f)	12.63	7/1/2049	3,500,000	3,705,646
Washington Convention Center Public Facilities District, Revenue Bonds (Sustainable Bond) Ser. B	4.00	7/1/2058	4,000,000	3,525,170
Washington Housing Finance Commission, Revenue Bonds, Refunding (Presbyterian Retirement Communities Northwest Obligated Group) Ser. A(b)	5.00	1/1/2046	1,680,000	1,643,308
Washington Housing Finance Commission, Revenue Bonds, Refunding (Presbyterian Retirement Communities Northwest Obligated Group) Ser. A(b)	5.00	1/1/2051	1,120,000	1,067,223
				9,941,347
Wisconsin — 6.4%
Public Finance Authority, Revenue Bonds (Appalachian State University Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	7/1/2045	1,850,000	1,771,751
Public Finance Authority, Revenue Bonds (Astro Texas Land Project)(b)	5.50	12/15/2028	700,000	701,058
Public Finance Authority, Revenue Bonds (Cone Health) Ser. A	5.00	10/1/2052	1,500,000	1,562,466
Public Finance Authority, Revenue Bonds (Kahala Nui Project)	5.00	11/15/2042	755,000	808,516
Public Finance Authority, Revenue Bonds (Southminster Obligated Group)(b)	5.00	10/1/2043	2,000,000	2,006,951
Public Finance Authority, Revenue Bonds (WFCS Portfolio Projects) Ser. A1(b)	5.00	1/1/2056	1,000,000	948,933
Public Finance Authority, Revenue Bonds (Wonderful Foundation Charter) Ser. A1(b)	5.00	1/1/2055	2,000,000	1,899,913
Public Finance Authority, Revenue Bonds, Ser. 1	5.75	7/1/2062	1,189,670	1,242,782
Public Finance Authority, Revenue Bonds, Refunding (Mary’s Woods At Marylhurst Obligated Group)(b)	5.25	5/15/2037	625,000	633,056
9

Statement of Investments (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 104.1% (continued)
Wisconsin — 6.4% (continued)
Public Finance Authority, Revenue Bonds, Refunding (Roseman University of Health Sciences)(b)	5.00	4/1/2050	1,750,000	1,760,552
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Camillus Health System Obligated Group)	5.00	11/1/2046	1,250,000	1,175,483
				14,511,461
Total Long-Term Municipal Investments (cost $254,644,929)				237,806,287
Total Investments (cost $257,619,750)			105.2%	240,358,731
Liabilities, Less Cash and Receivables			(5.2%)	(11,935,121)
Net Assets			100.0%	228,423,610

GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2025, these securities amounted to $63,354,096 or 27.7% of net assets.

(c)	Non-income producing—security in default.
(d)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(e)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(f)	Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.
See notes to financial statements.
10

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	257,619,750	240,358,731
Cash		1,400,619
Interest receivable		2,653,003
Receivable for shares of Common Stock subscribed		107,266
Prepaid expenses		55,073
		244,574,692
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		111,574
Payable for inverse floater notes issued—Note 4		15,325,000
Payable for shares of Common Stock redeemed		552,193
Interest and expense payable related to inverse floater notes issued—Note 4		97,990
Directors’ fees and expenses payable		3,658
Other accrued expenses		60,667
		16,151,082
Net Assets ($)		228,423,610
Composition of Net Assets ($):
Paid-in capital		283,770,746
Total distributable earnings (loss)		(55,347,136)
Net Assets ($)		228,423,610

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	73,875,429	5,479,939	115,942,855	782,212	32,343,175
Shares Outstanding	6,700,234	497,292	10,533,686	70,960	2,938,825
Net Asset Value Per Share ($)	11.03	11.02	11.01	11.02	11.01
See notes to financial statements.
11

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2025 (Unaudited)

Investment Income ($):
Interest Income	5,649,566
Expenses:
Management fee—Note 3(a)	520,267
Interest and expense related to inverse floater notes issued—Note 4	259,693
Shareholder servicing costs—Note 3(c)	144,752
Professional fees	47,544
Registration fees	42,413
Distribution Plan/Service Plan fees—Note 3(b)	40,163
Chief Compliance Officer fees—Note 3(c)	13,601
Directors’ fees and expenses—Note 3(d)	11,612
Prospectus and shareholders’ reports	7,506
Custodian fees—Note 3(c)	2,983
Loan commitment fees—Note 2	2,767
Miscellaneous	15,542
Total Expenses	1,108,843
Less—reduction in fees due to earnings credits—Note 3(c)	(2,983)
Net Expenses	1,105,860
Net Investment Income	4,543,706
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(978,219)
Net change in unrealized appreciation (depreciation) on investments	231,402
Net Realized and Unrealized Gain (Loss) on Investments	(746,817)
Net Increase in Net Assets Resulting from Operations	3,796,889
See notes to financial statements.
12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024

Operations ($):
Net investment income	4,543,706	9,471,409
Net realized gain (loss) on investments	(978,219)	(5,132,811)
Net change in unrealized appreciation (depreciation) on investments	231,402	16,976,758
Net Increase (Decrease) in Net Assets Resulting from Operations	3,796,889	21,315,356
Distributions ($):
Distributions to shareholders:
Class A	(1,486,260)	(3,091,749)
Class C	(82,534)	(187,184)
Class I	(2,320,137)	(4,663,912)
Class Y	(19,306)	(44,266)
Class Z	(675,485)	(1,376,914)
Total Distributions	(4,583,722)	(9,364,025)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	14,037,099	30,668,271
Class C	310,167	939,001
Class I	19,162,265	47,992,638
Class Y	10,235	123,461
Class Z	146,126	1,957,518
Distributions reinvested:
Class A	1,304,584	2,737,367
Class C	81,556	187,184
Class I	2,277,233	4,654,347
Class Y	19,063	44,266
Class Z	509,683	1,037,219
Cost of shares redeemed:
Class A	(21,758,534)	(40,880,511)
Class C	(573,547)	(3,295,905)
Class I	(22,935,946)	(65,173,760)
Class Y	(274,359)	(861,782)
Class Z	(3,315,334)	(4,460,011)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(10,999,709)	24,330,197
Total Increase (Decrease) in Net Assets	(11,786,542)	(12,378,866)
Net Assets ($):
Beginning of Period	240,210,152	252,589,018
End of Period	228,423,610	240,210,152
13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024

Capital Share Transactions (Shares):
Class A
Shares sold	1,274,224	2,864,072
Shares issued for distributions reinvested	118,146	255,911
Shares redeemed	(1,974,357)	(3,824,450)
Net Increase (Decrease) in Shares Outstanding	(581,987)	(704,467)
Class C
Shares sold	28,104	87,546
Shares issued for distributions reinvested	7,390	17,686
Shares redeemed	(51,676)	(308,308)
Net Increase (Decrease) in Shares Outstanding	(16,182)	(203,076)
Class I
Shares sold	1,747,346	4,504,720
Shares issued for distributions reinvested	206,597	436,132
Shares redeemed	(2,080,461)	(6,222,285)
Net Increase (Decrease) in Shares Outstanding	(126,518)	(1,281,433)
Class Y
Shares sold	924	11,905
Shares issued for distributions reinvested	1,726	4,176
Shares redeemed	(24,994)	(81,546)
Net Increase (Decrease) in Shares Outstanding	(22,344)	(65,465)
Class Z
Shares sold	13,400	195,154
Shares issued for distributions reinvested	46,249	97,131
Shares redeemed	(303,658)	(418,968)
Net Increase (Decrease) in Shares Outstanding	(244,009)	(126,683)
See notes to financial statements.
14

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
Class A Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	11.07	10.49	11.11	13.23	12.40	12.92
Investment Operations:
Net investment income(a)	.21	.41	.39	.36	.40	.41
Net realized and unrealized gain (loss) on investments	(.04 )	.58	(.62 )	(2.12)	.83	(.51 )
Total from Investment Operations	.17	.99	(.23 )	(1.76)	1.23	(.10 )
Distributions:
Dividends from net investment income	(.21 )	(.41 )	(.39 )	(.36 )	(.40 )	(.42 )
Net asset value, end of period	11.03	11.07	10.49	11.11	13.23	12.40
Total Return (%)(b)	1.53 (c)	9.62	(2.02)	(13.48)	10.07	(.72 )
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.08 (d)	1.06	1.01	.85	.85	.92
Ratio of net expenses to average net assets	1.07 (d),(e)	1.06 (e)	1.01 (e)	.85	.85 (e)	.92 (e)
Ratio of interest and expense related to floating rate notes issued to average net assets	.22 (d)	.21	.18	.04	.03	.09
Ratio of net investment income to average net assets	3.81 (d),(e)	3.85 (e)	3.69 (e)	2.94	3.10 (e)	3.31 (e)
Portfolio Turnover Rate	5.01 (c)	15.47	17.06	21.25	10.03	69.21
Net Assets, end of period ($ x 1,000)	73,875	80,582	83,755	133,316	150,609	108,054

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.
15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
Class C Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	11.06	10.48	11.11	13.22	12.39	12.92
Investment Operations:
Net investment income(a)	.16	.32	.31	.27	.30	.32
Net realized and unrealized gain (loss) on investments	(.04 )	.58	(.63 )	(2.11)	.83	(.53 )
Total from Investment Operations	.12	.90	(.32 )	(1.84)	1.13	(.21 )
Distributions:
Dividends from net investment income	(.16 )	(.32 )	(.31 )	(.27 )	(.30 )	(.32 )
Net asset value, end of period	11.02	11.06	10.48	11.11	13.22	12.39
Total Return (%)(b)	1.14 (c)	8.77	(2.88)	(14.09)	9.23	(1.55)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.87 (d)	1.85	1.80	1.63	1.62	1.68
Ratio of net expenses to average net assets	1.87 (d),(e)	1.85 (e)	1.79 (e)	1.63	1.62 (e)	1.68 (e)
Ratio of interest and expense related to floating rate notes issued to average net assets	.22 (d)	.21	.18	.04	.03	.09
Ratio of net investment income to average net assets	2.99 (d),(e)	3.06 (e)	2.92 (e)	2.17	2.33 (e)	2.55 (e)
Portfolio Turnover Rate	5.01 (c)	15.47	17.06	21.25	10.03	69.21
Net Assets, end of period ($ x 1,000)	5,480	5,679	7,511	10,242	14,447	16,167

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.
16

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
Class I Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	11.05	10.47	11.09	13.20	12.38	12.90
Investment Operations:
Net investment income(a)	.22	.43	.42	.39	.43	.43
Net realized and unrealized gain (loss) on investments	(.04 )	.58	(.62 )	(2.11)	.82	(.50 )
Total from Investment Operations	.18	1.01	(.20 )	(1.72)	1.25	(.07 )
Distributions:
Dividends from net investment income	(.22 )	(.43 )	(.42 )	(.39 )	(.43 )	(.45 )
Net asset value, end of period	11.01	11.05	10.47	11.09	13.20	12.38
Total Return (%)	1.65 (b)	9.89	(1.81)	(13.24)	10.25	(.49 )
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.84 (c)	.83	.79	.61	.62	.68
Ratio of net expenses to average net assets	.84 (c),(d)	.82 (d)	.78 (d)	.61	.62 (d)	.68 (d)
Ratio of interest and expense related to floating rate notes issued to average net assets	.22 (c)	.21	.18	.04	.03	.09
Ratio of net investment income to average net assets	4.05 (c),(d)	4.08 (d)	3.93 (d)	3.18	3.33 (d)	3.52 (d)
Portfolio Turnover Rate	5.01 (b)	15.47	17.06	21.25	10.03	69.21
Net Assets, end of period ($ x 1,000)	115,943	117,762	125,017	127,176	168,242	112,713

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.
17

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
Class Y Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	11.06	10.48	11.11	13.22	12.39	12.91
Investment Operations:
Net investment income(a)	.22	.43	.42	.39	.43	.45
Net realized and unrealized gain (loss) on investments	(.04 )	.58	(.63 )	(2.11)	.83	(.52 )
Total from Investment Operations	.18	1.01	(.21 )	(1.72)	1.26	(.07 )
Distributions:
Dividends from net investment income	(.22 )	(.43 )	(.42 )	(.39 )	(.43 )	(.45 )
Net asset value, end of period	11.02	11.06	10.48	11.11	13.22	12.39
Total Return (%)	1.75 (b)	9.90	(1.86)	(13.20)	10.35	(.47 )
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.83 (c)	.81	.75	.57	.60	.67
Ratio of net expenses to average net assets	.82 (c),(d)	.80 (d)	.75 (d)	.57	.60 (d)	.67 (d)
Ratio of interest and expense related to floating rate notes issued to average net assets	.22 (c)	.21	.18	.04	.03	.09
Ratio of net investment income to average net assets	4.05 (c),(d)	4.14 (d)	3.96 (d)	3.20	3.35 (d)	3.76 (d)
Portfolio Turnover Rate	5.01 (b)	15.47	17.06	21.25	10.03	69.21
Net Assets, end of period ($ x 1,000)	782	1,032	1,664	2,212	837	709

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.
18

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
Class Z Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	11.05	10.47	11.09	13.20	12.37	12.90
Investment Operations:
Net investment income(a)	.22	.42	.41	.38	.42	.43
Net realized and unrealized gain (loss) on investments	(.04 )	.58	(.62 )	(2.11)	.83	(.52 )
Total from Investment Operations	.18	1.00	(.21 )	(1.73)	1.25	(.09 )
Distributions:
Dividends from net investment income	(.22 )	(.42 )	(.41 )	(.38 )	(.42 )	(.44 )
Net asset value, end of period	11.01	11.05	10.47	11.09	13.20	12.37
Total Return (%)	1.60 (b)	9.78	(1.90)	(13.33)	10.25	(.65 )
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.95 (c)	.94	.90	.73	.70	.76
Ratio of net expenses to average net assets	.95 (c),(d)	.93 (d)	.89 (d)	.73	.70 (d)	.76 (d)
Ratio of interest and expense related to floating rate notes issued to average net assets	.22 (c)	.21	.18	.04	.03	.09
Ratio of net investment income to average net assets	3.95 (c),(d)	3.98 (d)	3.82 (d)	3.07	3.25 (d)	3.49 (d)
Portfolio Turnover Rate	5.01 (b)	15.47	17.06	21.25	10.03	69.21
Net Assets, end of period ($ x 1,000)	32,343	35,155	34,642	41,466	53,781	50,938

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reductions in fees due to earnings credits.
See notes to financial statements.
19

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon High Yield Municipal Bond Fund (the “fund”) is a separate diversified series of BNY Mellon Municipal Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek high current income exempt from federal income tax. As a secondary goal, the fund may seek capital appreciation to the extent consistent with its primary goal. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value of Common Stock. The fund currently has authorized five classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (150 million shares authorized), Class Y (150 million shares authorized) and Class Z (100 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts and bear Shareholder Services Plan fees. Class I, Class Y and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
20

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund  may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
The following is a summary of the inputs used as of February 28, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	—	2,552,444	—	2,552,444
Municipal Securities	—	237,806,287	—	237,806,287
	—	240,358,731	—	240,358,731
Liabilities ($)
Other Financial Instruments:
Inverse Floater Notes††	—	(15,325,000)	—	(15,325,000)
	—	(15,325,000)	—	(15,325,000)

†	See Statement of Investments for additional detailed categorizations, if any.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.
21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. Interest rates in the United States have recently been rising. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.
Municipal Securities Risk: The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund’s share price. Any such credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund.
High Yield Securities Risk: High yield (“junk”) securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer’s ability to make principal and interest payments. These securities are especially sensitive to adverse changes in general economic conditions, to changes in the financial condition of their issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of below investment grade securities may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.
(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended February 28, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended August 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
22

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The fund has an unused capital loss carryover of $36,941,381 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2024. The fund has $13,639,860 of short-term capital losses and $23,301,521 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2024 were as follows: tax-exempt income $9,364,025. The tax character of current year distributions will be determined at the end of the current fiscal year.
(f) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus.  The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders.  Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in an amount equal to $120 million and is available only to the BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2025, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .45% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from September 1, 2024 through December 31, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of the fund’s Class A, Class C, Class I, Class Y and Class Z shares of the fund (including Rule 12b-1 Distribution Plan fees and Shareholder Services Plan fees, but excluding taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) do not exceed an annual rate of .95%, 1.68%, .68%,.67% and .76%, respectively, of the value of the applicable share class’ average daily net assets. On or after December 31, 2025, the Adviser may terminate this expense limitation agreement at any time. During the period ended February 28, 2025, there was no expense reimbursement pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .216% of the value of the fund’s average daily net assets.
During the period ended February 28, 2025, the Distributor retained $171 from commissions earned on sales of the fund’s Class A shares and $801 from CDSC fees on redemptions of the fund’s Class A shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended February 28, 2025, Class C shares were charged $20,311 pursuant to the Distribution Plan.
23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Under the Service Plan adopted pursuant to Rule 12b-1 under the Act, Class Z reimburse the Distributor for distributing its shares and servicing shareholder accounts at an amount not to exceed an annual rate of up to .25% of the value of the average daily net assets of Class Z shares. During the period ended February 28, 2025, Class Z shares were charged $19,852 pursuant to the Service Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2025, Class A and Class C shares were charged $96,750 and $6,770, respectively, pursuant to the Shareholder Services Plan.
The fund has arrangements with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent and Custodian fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, and custody net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2025, the fund was charged $9,117 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2025, the fund was charged $2,983 pursuant to the custody agreement. These fees were offset by earnings credits of $2,983.
The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended February 28, 2025, the fund was charged $352 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.
During the period ended February 28, 2025, the fund was charged $13,601 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $78,752, Distribution Plan/Service Plan fees of $5,848, Shareholder Services Plan fees of $15,127, Custodian fees of $1,618, Chief Compliance Officer fees of $5,580, Transfer Agent fees of $4,590 and Checkwriting fees of $59.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and secured borrowings of inverse floater securities, during the period ended February 28, 2025, amounted to $11,525,496 and $23,333,209, respectively.
Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.
The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.
The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day
24

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.
The average amount of borrowings outstanding under the inverse floater structure during the period ended February 28, 2025, was approximately $15,325,000, with a related weighted average annualized interest rate of 3.42%.
At February 28, 2025, accumulated net unrealized depreciation on investments was $17,261,019, consisting of $5,349,026 gross unrealized appreciation and $22,610,045 gross unrealized depreciation.
At February 28, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
26

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
27

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Directors fees paid by the fund are within Item 7. Statement of Operations as Directors’ fees and expenses.
28

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board”) held on November 5-6, 2024, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Insight North America LLC (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional high yield municipal debt funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional high yield municipal debt funds (the “Performance Universe”), all for various periods ended September 30, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional high yield municipal debt funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods, except for the one- and ten-year periods when the fund’s total return performance was above the Performance Group and the Performance Universe medians. The Board also considered that the fund’s yield performance was below the Performance Group median for nine of the ten one-year periods ended September 30th and was above the Performance Universe median for seven of the ten one-year periods ended September 30th. The Board considered the relative proximity of the fund’s yield performance to the Performance Group and/or Performance Universe medians in certain periods when the fund’s yield performance was below median. The Board discussed with representatives of the Adviser and the Sub-Adviser the reasons for the fund’s underperformance versus the Performance Group and Performance Universe during certain periods under review and noted that the portfolio managers are very experienced with an impressive long-term track record and continued to apply a consistent investment strategy. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in eight of the ten calendar years shown.
29

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was equal to the Expense Group median and slightly lower than the Expense Universe median actual management fee, and the fund’s total expenses were slightly higher than the Expense Group median and higher than the Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed, until December 31, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of Class A, Class C, Class I, Class Y and Class Z shares of the fund (including Rule 12b-1 fees and shareholder services fees, but excluding taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) do not exceed an annual rate of .95%, 1.68%, .68%, .67% and .76%, respectively.
Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.
30

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board generally was satisfied with the fund’s relative performance and as compared to the fund’s benchmark index.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.
31

© 2025 BNY Mellon Securities Corporation
Code-6165NCSRSA0225

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Municipal Funds, Inc

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: April 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: April 21, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: April 21, 2025

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)